UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

601 E. Street, N.W.

Washington, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Larry C. Renfro AARP Portfolios 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Item 1: Report to Shareholders.

AARP PORTFOLIOS

•    •    •

Annual Report

June 30, 2006

•    •    •

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

• • •

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund and AARP Aggressive Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call (800) 958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio Composition (As a percentage of net assets)

June 30, 2006

Asset-backed securities	1.5%	Collaterized Mortgage Obligation	4.1%

Corporate bonds	17.8%	Municipal bond	0.1%

International debt	4.8%	Commercial paper	12.9%

Mortgage-backed securities	34.4%	Money market mutual fund	1.3%

U.S. Treasury	23.5%	Other assets and liabilities, net	(13.2)%

U.S. Government Agencies	12.8%	Total net assets	100.0%

See Notes to Financial Statements.

Growth of $10,000 as of June 30, 2006

Cumulative total return for the six months ended June 30, 2006

This graph illustrates the hypothetical investment of $10,000* in the U.S. Bond Market Portfolio from January 1, 2006 (commencement of operations) through June 30, 2006, compared to the Lehman Brothers Aggregate Bond Index®.*

This hypothetical example does not represent the returns of any particular investment.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Portfolios’ performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Aggregate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

Lehman Brothers Aggregate Bond Index

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Bond Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the U.S. Lehman Brothers Aggregate Bond Index.

For the six-month period ended June 30, 2006 the AARP U.S. Bond Market Portfolio recorded a negative return of (1.05%) versus the benchmark (Lehman Brothers Aggregate Bond Index) return of negative (0.72%).

The U.S. economy began the year with a burst of speed as first-quarter GDP growth was revised upward to a robust 5.6% annualized pace. As a result, the Federal Reserve Bank continued on its tightening path, raising the Fed Funds target 100 bps with four 25 bps hikes. The Fed Funds target now stands at 5.25%, its highest rate in five years, after 17 straight 25 bps hikes since the tightening cycle began in 2004. In a period of rising interest rates, the prices of existing bonds tend to decline. Therefore, the low returns posted by the broad benchmark and the Portfolio can be mostly attributable to the fact that rates were up roughly 75 basis points across the curve for the year.

The Portfolio invests in investment-grade bonds, and uses a sampling strategy to gain benchmark exposure. The cornerstone of this strategy is stratified sampling executed under strict guidelines that eliminate active over/underweight positions. The Portfolio matches the index closely in all major characteristics, such as duration, term structure, quality distribution, and issuer and sector exposure in an effort to minimize tracking error. Our process and commitment to matching the major characteristics of the index, specifically duration, played a key factor in effectively tracking the index during the current rising rate environment. However, costs associated with the commencement of the Portfolio’s operations as well as Portfolio expenses (indexes do not have expenses) were detractors from the Portfolio’s performance as compared to the index.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	3

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)

June 30, 2006

Consumer discretionary	11.7%	Materials	3.5%

Consumer staples	7.0%	Telecommunication services	3.0%

Energy	9.4%	Utilities	3.7%

Financials	21.9%	Money market mutual fund	0.9%

Health care	11.7%	U.S. Treasury	0.8%

Industrials	12.1%	Other assets and liabilities, net	0.1%

Information Technology	14.2%	Total net assets	100.0%

See Notes to Financial Statements.

Growth of $10,000 as of June 30, 2006

Cumulative total return for the six months ended June 30, 2006

This graph illustrates the hypothetical investment of $10,000* in the U.S. Stock Market Portfolio from January 1, 2006 (commencement of operations) through June 30, 2006, compared to the MSCI U.S. Investable Market 2500 Index®.*

This hypothetical example does not represent the returns of any particular investment.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Portfolio’s performance assumes the reinvestment of all dividends and distributions. The MSCI U.S. Investable Market 2500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

4	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 index.

For the six month period ended June 30, 2006 the AARP U.S. Stock Market portfolio returned 1.52% versus the return of 3.29% for the portfolio’s benchmark, the MSCI U.S. Investable Market 2500 Index.

The Portfolio’s performance for the six months reflects the key factors supporting the index performance for the same period; namely, the Industrials sector (+8%), and Financials (+8%). Within industrials, Caterpillar was the lead contributor returning almost 30% over the period. Three financial firms, Goldman Sachs (+17%), Bank of America (+4%), and JPMorgan Chase (+6%) all contributed to the performance, as Financials represents the largest sector in the benchmark. Individually, ExxonMobil, the largest stock in the index, added 0.15% to the performance of the benchmark, returning +6%, driven by the global demand for oil. Detracting from the return over the first six months was the Information Technology sector, (-6%), and Healthcare, (-4%). Intel and Microsoft dropped 25% and 13% respectively, pulling down Investment Technology, the second largest sector in the benchmark. In Healthcare, United Health Group led the decline, (-27%).

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure in an effort to minimize tracking error, which is the difference in returns between the portfolio and the benchmark. However, during the period, costs associated with the commencement of the portfolio’s operations as well as Portfolio expenses (indexes do not have expenses) were detractors from the portfolio’s performance as compared to the index.

AARP International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	5

International Stock Market Portfolio

Portfolio Composition (As a percentage of net assets)

June 30, 2006

Financials	28.3%	Information Technology	5.5%

Industrials	11.0%	Telecommunication Services	4.8%

Consumer Discretionary	10.8%	Utilities	4.4%

Materials	8.3%	Real Estate	0.1%

Energy	8.2%	U.S. Treasury Bill	2.6%

Health Care	7.6%	Money Market Mutual Fund	0.4%

Consumer Staples	6.9%	Other assets and liabilities, net	1.1%

		Total net assets	100.0%

See Notes to Financial Statements.

Growth of $10,000 as of June 30, 2006

Cumulative annual total return for the six months ended June 30, 2006

This graph illustrates the hypothetical investment of $10,000* in the International Stock Market Portfolio from January 1, 2006 (commencement of operations) through June 30, 2006, compared to the MSCI EAFE Index®.*

This hypothetical example does not represent the returns of any particular investment.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Portfolio’s performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

6	AARP PORTFOLIOS 2006 ANNUAL REPORT	AARP International Stock Market Portfolio

Country allocation

Percentage of net assets
JAPAN	23.8%
UNITED KINGDOM	23.4%
FRANCE	9.5%
SWITZERLAND	6.7%
GERMANY	6.4%
AUSTRALIA	5.1%
SPAIN	3.7%
ITALY	3.6%
NETHERLANDS	3.2%
UNITED STATES	3.1%
SWEDEN	2.2%
HONG KONG	1.5%
FINLAND	1.4%
BELGIUM	1.0%
NORWAY	0.8%
IRELAND	0.8%
SINGAPORE	0.8%
DENMARK	0.7%
GREECE	0.6%
AUSTRIA	0.5%
PORTUGAL	0.3%
NEW ZEALAND	0.1%
Other assets and liabilities	0.8%
Total net assets	100.0%

International Stock Market Portfolio

Performance discussion

The Portfolio seeks to replicate the total return of the MSCI EAFE Index, the Portfolio’s benchmark.

For the 6 month period ending June 30, 2006 the International Stock Market Portfolio returned 7.10% versus the return of 10.16% for the Portfolio’s benchmark.

The Portfolio’s performance is driven primarily by the factors supporting the returns of the MSCI EAFE Index. Every sector in EAFE produced a positive return (in USD terms) through the first six months of 2006. The major contributors were Financials, up 9% with HSBC Holding in the U.K. (+11%), UBS in Switzerland (+14%), and BNP Paribas in France contributing the most. Materials also provided significant help, returning almost 14% over the period. BHP Billiton in the U.K. (+27%) and Mittal Steel (+98% on merger news) led the way within that sector. Healthcare also deserves mention as the sector returned 11%. U.K. pharmaceutical giants AstraZeneca (+23%), and GlaxoSmithKline (+12%) were strong performers over the period.

The Portfolio invests in equities and futures contracts, and uses a sampling strategy to gain benchmark exposure in an effort to minimize tracking error, which is the difference in returns between the Portfolio and the benchmark. During the period, costs associated with the commencement of the Portfolio’s operations as well as Portfolio expenses (indexes do not have expenses) were detractors from the Portfolio’s performance as compared to the index.

MSCI EAFE Index

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. In addition, indexes do not have expenses.

Understanding Your Expenses	AARP PORTFOLIOS 2006 ANNUAL REPORT	7

Understanding Your Expenses

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table below is intended to help you understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

8	AARP PORTFOLIOS 2006 ANNUAL REPORT	Understanding Your Expenses

	Beginning account value 1/1/06	Ending account value 6/30/06	Expenses paid during period[1]
U.S. Bond Market Portfolio
Actual	$1,000	$989.50	$1.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25
U.S. Stock Market Portfolio
Actual	$1,000	$1,015.20	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25
International Stock Market Portfolio
Actual	$1,000	$1,071.00	$1.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.51

[1]	Expenses reflect the Portfolio’s annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25%, International Stock Market Portfolio 0.30%.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	9

U.S. Bond Market Portfolio

June 30, 2006

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–1.5%
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	$25,000	$23,364
Chase Issuance Trust,
3.220%, 6/15/2010	100,000	97,173
Citibank Credit Card
Issuance Trust 2006 A2 Nt Cl A2, 4.850%, 2/10/2011	100,000	98,290
Citibank Credit Card
Issuance Trust, 3.200%, 8/24/2009	20,000	19,470
Citibank Credit Card
Issuance Trust, 4.750%, 12/10/2015	15,000	14,144
Countrywide Asset-Backed
Certificates, 4.454%, 11/25/2035	20,000	19,480
Detroit Edison Securitization
Funding LLC, 6.190%, 3/1/2013	25,000	25,547
Ford Credit Auto Owner
Trust, 3.540%, 11/15/2008	25,000	24,447
MBNA Master Credit Card
Trust USA, 5.900%, 8/15/2011	25,000	25,272
Nissan Auto Receivables
Owner Trust, 4.740%, 9/15/2009	25,000	24,699
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,640
Residential Asset Securities
Corp., 3.870%, 5/25/2033	25,000	24,017

Total Asset-Backed
Securities–(Identified Cost $410,324)		406,543

Corporate Bonds–17.8%
Abbey National PLC,
7.950%, 10/26/2029	25,000	29,849
Abbott Laboratories,
5.600%, 5/15/2011	50,000	49,776
Aetna, Inc.,
6.625%, 6/15/2036	35,000	34,620

Alcoa, Inc.,
7.375%, 8/1/2010	25,000	26,449
Allstate Corp.,
5.950%, 4/1/2036	25,000	23,051
Alltel Corp.,
6.800%, 5/1/2029	20,000	19,805
American General Finance
Corp., 5.400%, 12/1/2015	20,000	19,006
[1]AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,475
Ameritech Capital Funding,
6.150%, 1/15/2008	25,000	25,077
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	18,974
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	8,997
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	25,000	27,387
Archer-Daniels-Midland Co.,
8.875%, 4/15/2011	50,000	56,381
Archstone-Smith Trust,
5.750%, 3/15/2016	25,000	24,183
Bank of New York,
5.050%, 3/3/2009	100,000	98,261
Bank One Corp.,
4.125%, 9/1/2007	25,000	24,533
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	9,012
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	28,436
BellSouth Corp.,
5.200%, 9/15/2014	30,000	27,958
BellSouth Corp.,
6.000%, 11/15/2034	10,000	8,915
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	9,336
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	9,554
Caterpillar, Inc.,
6.625%, 7/15/2028	10,000	10,688
CBS Corp.,
7.875%, 7/30/2030	30,000	31,571
Chubb Corp.,
6.000%, 11/15/2011	10,000	10,071
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	10,457

10	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Cincinnati Gas & Electric,
5.700%, 9/15/2012	$50,000	$49,067
Cisco Systems, Inc.,
5.250%, 2/22/2011	100,000	98,245
CIT Group, Inc.,
5.000%, 2/1/2015	25,000	23,148
Citigroup, Inc.,
4.125%, 2/22/2010	100,000	95,152
Citigroup, Inc.,
5.000%, 9/15/2014	100,000	93,751
Clear Channel
Communications, Inc., 5.500%, 9/15/2014	10,000	9,068
Comcast Corp.,
5.900%, 3/15/2016	50,000	48,126
Comcast Corp.,
6.450%, 3/15/2037	25,000	23,558
Commonwealth Edison Co.,
3.700%, 2/1/2008	50,000	48,446
Commonwealth Edison Co.,
5.900%, 3/15/2036	25,000	23,115
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	25,493
Countrywide Financial
Corp., 4.500%, 6/15/2010	50,000	47,633
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	93,630
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	48,923
Daimlerchrysler North
America Holdings Senior Note, 6.500%, 11/15/2013	50,000	50,045
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	13,812
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	50,433
Duke Capital LLC,
5.500%, 3/1/2014	15,000	14,453
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	49,216
Electronic Data Systems
Corp., 6.500%, 8/1/2013	25,000	24,697

Embarq Corp.,
6.738%, 6/1/2013	50,000	49,917
EnCana Corp.,
4.750%, 10/15/2013	25,000	23,130
Enterprise Products Operating
LP, 4.625%, 10/15/2009	50,000	47,938
Enterprise Products Operating
LP, 6.875%, 3/1/2033	10,000	9,807
Exelon Corp.,
4.450%, 6/15/2010	25,000	23,812
Exelon Corp.,
5.625%, 6/15/2035	15,000	13,202
Falconbridge Ltd.,
5.500%, 6/15/2017	25,000	22,565
FirstEnergy Corp.,
6.450%, 11/15/2011	25,000	25,467
FirstEnergy Corp.,
7.375%, 11/15/2031	20,000	21,521
General Electric Capital Corp.,
3.500%, 5/1/2008	20,000	19,286
General Electric Capital Corp.,
5.875%, 2/15/2012	50,000	50,325
General Electric Capital Corp.,
6.750%, 3/15/2032	35,000	37,477
Genworth Financial, Inc.,
4.750%, 6/15/2009	10,000	9,771
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	25,000	23,426
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	14,028
Goldman Sachs Group, Inc.,
6.875%, 1/15/2011	50,000	52,004
Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	10,647
Harrah’s Operating Co., Inc.,
5.500%, 7/1/2010	25,000	24,411
Hess Corp.,
7.300%, 8/15/2031	25,000	26,571
HJ Heinz Finance Co.,
6.000%, 3/15/2012	25,000	24,917
Home Depot, Inc.,
5.400%, 3/1/2016	50,000	48,018
Honeywell International, Inc.,
5.400%, 3/15/2016	25,000	24,165
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	23,455

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Honeywell International, Inc.,
7.500%, 3/1/2010	$50,000	$53,023
HSBC Finance Corp.,
4.125%, 12/15/2008	100,000	96,697
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	102,549
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	98,440
iStar Financial, Inc.,
5.650%, 9/15/2011	25,000	24,473
John Deere Capital Corp.,
4.875%, 3/16/2009	50,000	49,050
Johnson & Johnson,
4.950%, 5/15/2033	10,000	8,856
JP Morgan Chase Capital XV,
5.875%, 3/15/2035	25,000	22,256
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	103,663
Kinder Morgan Energy
Partners LP, 5.000%, 12/15/2013	25,000	22,946
Kinder Morgan, Inc.,
6.500%, 9/1/2012	25,000	23,784
Lehman Brothers Holdings,
Inc., 3.500%, 8/7/2008	25,000	23,942
Lehman Brothers Holdings,
Inc., 5.500%, 4/4/2016	50,000	47,866
Lehman Brothers Holdings,
Inc., 7.875%, 8/15/2010	25,000	26,925
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	29,115
Marsh & McLennan Cos,
Inc., 7.125%, 6/15/2009	25,000	25,742
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	49,145
May Department Stores Co.,
6.700%, 7/15/2034	25,000	24,489
Merrill Lynch & Co., Inc.,
4.250%, 9/14/2007	35,000	34,487
Metlife, Inc.,
5.000%, 6/15/2015	50,000	46,334
Metlife, Inc.,
5.700%, 6/15/2035	10,000	8,950

Metlife, Inc.,
6.125%, 12/1/2011	10,000	10,183
Morgan Stanley,
5.375%, 10/15/2015	40,000	37,934
Murphy Oil Corp.,
6.375%, 5/1/2012	25,000	25,358
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	106,675
News America Holdings, Inc.,
9.250%, 2/1/2013	60,000	69,558
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,329
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	17,506
Oneok, Inc.,
5.200%, 6/15/2015	25,000	22,878
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	46,911
Pacific Gas & Electric Co.,
3.600%, 3/1/2009	50,000	47,498
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	14,203
Pepco Holdings, Inc.,
5.500%, 8/15/2007	25,000	24,917
Petro-Canada,
7.000%, 11/15/2028	25,000	26,236
Principal Life Income Funding
Trusts, 5.125%, 3/1/2011	100,000	97,690
Procter & Gamble Co.
Global Nt, 6.875%, 9/15/2009	100,000	103,815
Prologis, 5.500%, 4/1/2012	50,000	48,735

Raytheon Co.,
6.550%, 3/15/2010	25,000	25,606
Royal Bank of Scotland Group
PLC, 7.648%, 8/31/2049	25,000	26,984
Sabre Holdings Corp.,
6.350%, 3/15/2016	50,000	46,849
Sempra Energy,
7.950%, 3/1/2010	25,000	26,646
Simon Property Group LP,
5.100%, 6/15/2015	25,000	23,146
Sprint Capital Corp.,
6.125%, 11/15/2008	100,000	100,838

12	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Sprint Capital Corp.,
7.625%, 1/30/2011	$40,000	$42,618
Teva Pharmaceutical
Finance LLC, 5.550%, 2/1/2016	10,000	9,395
Teva Pharmaceutical
Finance LLC, 6.150%, 2/1/2036	10,000	9,008
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	19,287
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	26,025
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	24,804
UnitedHealth Group, Inc.,
5.250%, 3/15/2011	50,000	48,729
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	27,223
Verizon, 6.500%, 9/15/2011	30,000	30,042

Verizon Communications,
Inc., 5.550%, 2/15/2016	50,000	46,967
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	8,728
[1]Viacom, Inc.,
5.750%, 4/30/2011	100,000	98,324
Vornado Realty LP,
5.600%, 2/15/2011	25,000	24,531
Wachovia Bank N.A.,
4.850%, 7/30/2007	25,000	24,792
Wachovia Bank N.A.,
4.875%, 2/1/2015	50,000	46,351
Wal-Mart Stores, Inc.,
4.125%, 7/1/2010	50,000	47,390
Washington Mutual Bank,
5.500%, 1/15/2013	100,000	97,195
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	25,537
Wells Fargo & Co.,
3.500%, 4/4/2008	100,000	96,480
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	50,767
Wyeth, 5.500%, 2/15/2016	25,000	23,911

Wyeth, 7.250%, 3/1/2023	25,000	27,087

XTO Energy, Inc.,
6.100%, 4/1/2036	25,000	22,702

Total Corporate Bonds–
(Identified Cost $5,120,335)		4,969,813

International Debt–4.8%
African Development Bank,
3.250%, 8/1/2008	50,000	48,029
Alcan, Inc.,
5.200%, 1/15/2014	50,000	47,443
America Movil SA de CV,
5.750%, 1/15/2015	15,000	14,013
British Telecommunications
PLC, 8.125%, 12/15/2010	50,000	54,945
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	25,018
Deutsche Telekom
International Finance BV, 8.250%, 6/15/2030	25,000	28,945
Diageo Finance BV,
5.300%, 10/28/2015	50,000	47,362
European Investment Bank,
4.500%, 2/17/2009	50,000	49,026
European Investment Bank
Global Nt, 4.125%, 9/15/2010	50,000	47,755
Export-Import Bank Of Korea,
5.125%, 2/14/2011	25,000	24,256
Hydro Quebec,
6.300%, 5/11/2011	25,000	25,748
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	30,300
Italy Government International
Bond, 4.000%, 6/16/2008	150,000	145,959
Italy Government
International Bond, 5.625%, 6/15/2012	100,000	100,451
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	97,716
Landwirtschaftliche
Rentenbank, 5.160%, 2/27/2009	100,000	98,863
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	25,375

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

International Debt (continued)
Mexico Government
International Bond, 6.750%, 9/27/2034	$20,000	$19,500
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	57,875
Nexen, Inc.,
5.875%, 3/10/2035	25,000	22,142
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	95,563
Province of Quebec
Canada, 4.600%, 5/26/2015	50,000	46,388
Province of Quebec
Canada, 7.500%, 9/15/2029	10,000	12,102
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	49,861
Republic of Korea,
4.875%, 9/22/2014	25,000	23,289
Svensk Exportkredit AB,
4.625%, 2/17/2009	50,000	49,010
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	45,346
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	23,893

Total International Debt–
(Identified Cost $1,393,096)		1,356,173

Mortgage–backed Securities–34.4%
Federal National Mortgage
Association 15 YR, 5.00%–6.00%	695,000	680,919
Federal National Mortgage
Association 30 YR, 5.00%–6.50%	1,350,000	1,298,719
Federal National Mortgage
Association, 4.00%–6.50%, 7/1/2020–10/1/2036	3,323,319	3,207,616
Federal Home Loan
Mortgage Corporation 30 YR 5.00%–7.00%	1,100,000	1,074,218

Federal Home Loan
Mortgage Corporation GOLD, 4.50%–6.00%, 5/1/2020–3/1/2036	2,526,828	2,392,688
Government National
Mortgage Association 30 YR 5.00%–6.50%	1,000,000	979,047

Total Mortgage-backed
Securities–(Identified Cost $9,799,992)		9,633,207

U.S. Treasury–23.5%
U.S Treasury Bonds–8.4%
4.500%, 2/15/2036	60,000	53,817

5.250%, 2/15/2029	30,000	29,878

6.125%, 8/15/2029	130,000	144,584

6.250%, 5/15/2030	25,000	28,324

6.375%, 8/15/2027	25,000	28,385

6.750%, 8/15/2026	225,000	264,762

6.875%, 8/15/2025	200,000	237,219

7.125%, 2/15/2023	50,000	59,836

7.250%, 5/15/2016	100,000	115,820

7.500%, 11/15/2016	275,000	325,360

8.000%, 11/15/2021	220,000	281,428

8.500%, 2/15/2020	80,000	104,650

8.750%, 5/15/2017	200,000	258,109

8.875%, 8/15/2017	100,000	130,524

9.250%, 2/15/2016	135,000	176,254

10.375%, 11/15/2012	100,000	106,758
		2,345,708

U.S Treasury Notes–15.1%
2.750%, 8/15/2007	240,000	233,569

3.000%, 11/15/2007	100,000	97,121

3.500%, 8/15/2009	300,000	286,231

3.875%, 9/15/2010–	400,000	374,805
2/15/2013
4.000%, 3/15/2010	250,000	240,811

4.125%, 5/15/2015	50,000	46,443

4.250%, 1/15/2011–	410,000	394,512
11/15/2014
4.375%, 1/31/2008–	1,800,000	1,762,417
8/15/2012

14	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Par amount	Value

U.S. Treasury (continued)
4.500%, 2/15/2009–	$150,000	$146,764
2/28/2011
4.625%, 2/29/2008	450,000	446,045

4.750%, 3/31/2011	100,000	98,527

4.875%, 4/30/2008	100,000	99,488

		4,226,733

Total U.S. Treasury–
(Identified Cost $6,693,463)		6,572,441

U.S. Government Agencies–12.8%
Federal Farm Credit Bank,
5.375%, 7/18/2011	100,000	99,614
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	49,477
Federal Home Loan Bank
System, 3.375%, 9/14/2007	100,000	97,640
Federal Home Loan Bank
System, 4.125%, 10/19/2007	100,000	98,314
Federal Home Loan Bank
System, 4.625%, 11/21/2008	550,000	540,300
Federal Home Loan Bank
System, 5.375%, 7/17/2009	100,000	99,922
Federal Home Loan
Mortgage Corp., 4.375%, 11/16/2007	500,000	492,763
Federal Home Loan
Mortgage Corp., 4.750%, 11/17/2015	200,000	189,199
Federal Home Loan
Mortgage Corp., 4.875%, 2/17/2009	200,000	197,489
Federal Home Loan
Mortgage Corp., 5.250%, 4/18/2016	100,000	98,005
Federal Home Loan
Mortgage Corp., 5.500%, 4/24/2009	50,000	49,792
Federal Home Loan
Mortgage Corp., 5.750%, 5/11/2011	100,000	99,624

Federal Home Loan
Mortgage Corp., 6.250%, 7/15/2032	30,000	32,676
Federal National Mortgage
Association, 4.250%, 9/15/2007	100,000	98,569
Federal National Mortgage
Association, 4.750%, 12/15/2010	550,000	534,862
Federal National Mortgage
Association, 5.400%, 4/13/2009	100,000	99,511
Federal National Mortgage
Association, 5.400%, 11/30/2007	100,000	99,776
Federal National Mortgage
Association, 5.500%, 4/28/2008	200,000	199,435
Federal National Mortgage
Association, 5.670%, 4/26/2011	50,000	49,829
Federal National Mortgage
Association, 5.800%, 2/9/2026	25,000	24,133
Federal National Mortgage
Association, 6.000%, 5/15/2011	100,000	102,262
Federal National Mortgage
Association, 6.070%, 5/12/2016	50,000	49,976

Federal National Mortgage
Association, 7.250%, 5/15/2030	35,000	42,569
Financing Corp. Fico,
9.650%, 11/2/2018	25,000	33,921
Freddie Mac,
5.250%, 2/24/2011	50,000	49,257
Tennessee Valley Authority,
6.150%, 1/15/2038	25,000	27,048
Tennessee Valley Authority,
6.750%, 11/1/2025	25,000	28,352

Total U.S. Government
Agencies–(Identified Cost $3,643,410)		3,584,315

Collateralized Mortgage Obligations–4.1%
Banc of America Commercial
Mortgage, Inc., 5.118%, 7/11/2043	60,000	58,190

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	15

Portfolio of investments

	Par amount	Value

Collateralized Mortgage Obligations (continued)
Banc of America
Commercial Mortgage, Inc., 5.401%, 10/10/2045	$20,000	$19,457
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	37,698
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	48,337
Chase Commercial
Mortgage Securities Corp., 7.319%, 10/15/2032	25,000	26,264
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	18,355
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	33,951
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	25,000	25,638
CS First Boston Mortgage
Securities Corp., 6.480%, 5/17/2040	9,358	9,472
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	143,630
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	25,000	25,729
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	20,876
Greenwich Capital
Commercial Funding Corp., 5.224%, 4/10/2037	15,000	14,317
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	13,861
JP Morgan Chase
Commercial Mortgage Securities Corp., 4.879%, 1/12/2038	20,000	18,857

JP Morgan Chase
Commercial Mortgage Securities Corp., 4.959%, 8/15/2042	35,000	33,322
JP Morgan Chase
Commercial Mortgage Securities Corp., 4.999%, 10/15/2042	15,000	14,012
JP Morgan Chase
Commercial Mortgage Securities Corp., 5.038%, 3/15/2046	20,000	18,870

LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	46,933	46,306
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	24,395
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	19,220
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	19,329
Merrill Lynch Mortgage Trust,
5.417%, 11/12/2037	50,000	47,996
Morgan Stanley Capital I,
5.375%, 11/14/2042	25,000	23,941
Morgan Stanley Capital I,
7.060%, 6/3/2030	150,000	153,311
Salomon Brothers Mortgage
Securities VII, 7.455%, 7/18/2033	23,769	24,872
Wachovia Bank Commercial
Mortgage Trust, 4.516%, 5/15/2044	15,000	14,329
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	96,601	95,553
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	49,296
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	48,371

Total Collateralized Mortgage
Obligations–(Identified Cost $1,176,850)		1,147,755

16	AARP PORTFOLIOS 2006 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Par amount	Value

Municipal Bond–0.1%
Illinois St Taxable Pension,
5.100%, 6/1/2033

(Identified Cost $24,434)	$25,000	$22,342

Commercial Paper–12.9%
Atlantic Asset Securitization,
5.145%, 7/13/2006	1,000,000	998,285
Falcon Asset Securitization,
5.090%, 7/12/2006	600,000	599,067
Liberty Street Funding
Corp., 5.140%, 7/13/2006	700,000	698,801
Ormond Quay Funding
LLC, 5.230%, 7/11/2006	1,300,000	1,298,111

Total Commercial Paper–
(At Amortized Cost)		3,594,264

	Shares

Mutual Fund–1.3%
AIM Prime Fund	358,817	358,817

Total Mutual Fund–
(At Net Asset Value)		358,817

Total Investments–113.2%
(Identified Cost $32,214,985)		31,645,670

Other Assets & Liabilities–
Net–(13.2)%		(3,677,950)

Total Net Assets–100.0%		$27,967,720

[1]	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities may only be sold to qualified institutional investors and are considered illiquid. At June 30, 2006, these securities amounted to $107,799 which represents 0.4% of total net assets.

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	17

US Stock Market Portfolio

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks–98.2%
Consumer Discretionary–11.7%
Aaron Rents, Inc.	121	$3,252

Abercrombie & Fitch Co.	149	8,259

1ACCO Brands Corp.	60	1,314

Advance Auto Parts, Inc.	208	6,011

Advo, Inc.	60	1,477

[1]Aeropostale, Inc.	70	2,022

[1]Amazon.Com, Inc.	605	23,401

American Eagle Outfitters	256	8,714

American Greetings Corp.	100	2,101

[1]AnnTaylor Stores Corp.	169	7,331

Applebees International, Inc.	110	2,114

[1]aQuantive, Inc.	70	1,773

ArvinMeritor, Inc.	100	1,719

[1]Autonation, Inc.	363	7,783

[1]Autozone, Inc.	89	7,850

[1]Aztar Corp.	60	3,118

Bandag, Inc.	60	1,860

Barnes & Noble, Inc.	70	2,555

[1]Beacon Roofing Supply, Inc.	75	1,651

Beazer Homes USA, Inc.	88	4,037

[1]Bed Bath & Beyond, Inc.	579	19,205

Belo Corp.	150	2,340

Best Buy Co., Inc.	739	40,527

[1]Big Lots, Inc.	170	2,904

1BJ’s Wholesale Club, Inc.	80	2,268

Black & Decker Corp.	151	12,753

Bob Evans Farms, Inc.	90	2,701

Borders Group, Inc.	100	1,846

BorgWarner, Inc.	113	7,356

Boyd Gaming Corp.	50	2,018

[1]Brightpoint, Inc.	105	1,421

Brinker International, Inc.	190	6,897

Brown Shoe Co., Inc.	87	2,965

Brunswick Corp.	199	6,617

Building Material Holding Corp.	40	1,115

Cablevision Systems Corp.	346	7,422

Callaway Golf Co.	120	1,559

[1]Carmax, Inc.	206	7,305

Carnival Corp.	774	32,307

[1]Carter’s, Inc.	60	1,586

Catalina Marketing Corp.	70	1,992

Cato Corp.	100	2,585

CBRL Group, Inc.	70	2,374

CBS Corp.	1,165	31,513

CDW Corp.	124	6,777

1CEC Entertainment, Inc.	50	1,606

Centex Corp.	235	11,820

[1]Champion Enterprises, Inc.	110	1,214

[1]Charming Shoppes, Inc.	150	1,686

[1]Cheesecake Factory	90	2,425

[1]Chico’s FAS, Inc.	399	10,765

[1]Childrens Place Retail Stores,
Inc.	30	1,802
Choice Hotels International, Inc.	100	6,060

Christopher & Banks Corp.	100	2,900

Circuit City Stores, Inc.	300	8,166

CKE Restaurants, Inc.	200	3,322

Claire’s Stores, Inc.	224	5,714

Clear Channel Communications,
Inc.	912	28,226
[1]Coach, Inc.	739	22,096

[1]Coldwater Creek, Inc.	75	2,007

[1]Comcast Corp. Class A	2,331	76,317

[1]Comcast Corp. Special Class A	1,433	46,974

Cooper Tire & Rubber Co.	110	1,225

[1]Copart, Inc.	100	2,456

Costco Wholesale Corp.	808	46,161

Darden Restaurants, Inc.	222	8,747

[1]Dick’s Sporting Goods, Inc.	50	1,980

Dillard’s, Inc.	80	2,548

1DIRECTV Group, Inc.	1,176	19,404

[1]Dolby Laboratories, Inc.	100	2,330

Dollar General Corp.	489	6,836

18	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Dollar Tree Stores, Inc.	270	$7,155

Domino’s Pizza, Inc.	60	1,484

Dow Jones & Co., Inc.	79	2,766

D.R. Horton, Inc.	475	11,314

[1]DreamWorks Animation SKG,
Inc.	60	1,374
[1]Dress Barn, Inc.	80	2,028

Eastman Kodak Co.	528	12,556

[1]EchoStar Communications
Corp.	329	10,136
Entercom Communications
Corp.	60	1,570
Ethan Allen Interiors, Inc.	50	1,828

EW Scripps Co.	160	6,902

[1]Expedia, Inc.	489	7,320

Family Dollar Stores, Inc.	284	6,938

Federated Department Stores,
Inc.	956	34,990
Finish Line	80	946

Foot Locker, Inc.	304	7,445

Ford Motor Co.	3,193	22,127

Fortune Brands, Inc.	279	19,812

[1]Fossil, Inc.	80	1,441

Furniture Brands International,
Inc.	80	1,667
[1]GameStop Corp. Class A	60	2,520

[1]GameStop Corp. Class B	100	3,425

Gannett Co., Inc.	450	25,168

Gap, Inc.	989	17,209

Garmin Ltd.	108	11,388

[1]Gaylord Entertainment Co.	50	2,182

[1]Gemstar-TV Guide
International, Inc.	1,116	3,928
General Motors Corp.	758	22,581

[1]Genesco, Inc.	40	1,355

Gentex Corp.	180	2,520

[1]Getty Images, Inc.	101	6,415

[1]Goodyear Tire & Rubber Co.	180	1,998

Group 1 Automotive, Inc.	100	5,634

GTECH Holdings Corp.	234	8,139

[1]Guitar Center, Inc.	40	1,779

[1]Gymboree Corp.	124	4,310

Harley-Davidson, Inc.	456	25,030

Harman International Industries,
Inc.	97	8,281
Harrah’s Entertainment, Inc.	294	20,927

Harte-Hanks, Inc.	80	2,051

Hasbro, Inc.	413	7,479

[1]Hibbett Sporting Goods, Inc.	60	1,434

Hilton Hotels Corp.	646	18,269

HNI Corp.	60	2,721

Home Depot, Inc.	3,754	134,356

[1]Hovnanian Enterprises, Inc.	30	902

Ihop Corp.	30	1,442

[1]Insight Enterprises, Inc.	80	1,524

[1]Interactive Data Corp.	70	1,406

International Game Technology	650	24,661

International Speedway Corp.	50	2,319

[1]Interpublic Group of Cos., Inc.	760	6,346

[1]inVentiv Health, Inc.	100	2,878

[1]Jack in the Box, Inc.	60	2,352

JC Penney Co., Inc.	404	27,274

John Wiley & Sons, Inc.	70	2,324

Johnson Controls, Inc.	326	26,804

Jones Apparel Group, Inc.	222	7,057

K-Swiss, Inc.	50	1,335

KB Home	126	5,777

Kellwood Co.	103	3,015

[1]Kohl’s Corp.	578	34,171

[1]Lamar Advertising Co.	138	7,433

Lancaster Colony Corp.	60	2,368

[1]Las Vegas Sands Corp.	180	14,015

Lear Corp.	80	1,777

Lee Enterprises, Inc.	80	2,156

Leggett & Platt, Inc.	344	8,593

Lennar Corp.	244	10,826

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	19

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Liberty Global, Inc.	414	$8,516

[1]Liberty Media Holding Corp.–
Capital	220	18,429
[1]Liberty Media Holding Corp.–
Interactive	1,104	19,055
[1]Life Time Fitness, Inc.	40	1,851

[1]Live Nation, Inc.	151	3,074

Liz Claiborne, Inc.	202	7,486

1LKQ Corp.	146	2,774

Lowe’s Cos., Inc.	1,314	79,720

Ltd. Brands	587	15,021

[1]Macrovision Corp.	90	1,937

Marriott International, Inc.	670	25,540

[1]Marvel Entertainment, Inc.	100	2,000

Mattel, Inc.	637	10,517

Matthews International Corp.	60	2,068

McClatchy Co.	116	4,655

McDonald’s Corp.	2,252	75,667

McGraw-Hill Cos., Inc.	616	30,942

MDC Holdings, Inc.	100	5,193

Media General, Inc.	40	1,676

Men’s Wearhouse, Inc.	60	1,818

Meredith Corp.	56	2,774

[1]Meritage Homes Corp.	30	1,418

1MGM Mirage	222	9,058

Michaels Stores, Inc.	227	9,361

Modine Manufacturing Co.	60	1,402

[1]Mohawk Industries, Inc.	85	5,980

[1]NetFlix, Inc.	60	1,633

New York Times Co.	301	7,387

Newell Rubbermaid, Inc.	558	14,413

News Corp. Class A	3,299	63,275

News Corp. Class B	1,003	20,241

Nike, Inc.	350	28,350

Nordstrom, Inc.	373	13,614

NTL, Inc.	469	11,678

[1]Nutri/System, Inc.	40	2,485

1NVR, Inc.	10	4,912

1O’Reilly Automotive, Inc.	213	6,643

[1]Office Depot, Inc.	498	18,924

OfficeMax, Inc.	90	3,667

Omnicom Group, Inc.	328	29,222

Orient-Express Hotels Ltd.	70	2,719

Outback Steakhouse, Inc.	180	6,228

[1]Pacific Sunwear Of California	90	1,614

[1]Panera Bread Co.	40	2,690

[1]Papa John’s International, Inc.	60	1,992

[1]Payless Shoesource, Inc.	80	2,174

[1]Penn National Gaming, Inc.	90	3,490

[1]Petco Animal Supplies, Inc.	70	1,430

Petsmart, Inc.	274	7,014

1P.F. Chang’s China Bistro, Inc.	40	1,521

Phillips-Van Heusen	139	5,304

Pier 1 Imports, Inc.	300	2,094

[1]Pinnacle Entertainment, Inc.	70	2,146

Polaris Industries, Inc.	60	2,598

Polo Ralph Lauren Corp.	122	6,698

Pool Corp.	80	3,490

[1]Priceline.com, Inc.	100	2,986

Pulte Homes, Inc.	381	10,969

[1]Quiksilver, Inc.	150	1,827

[1]Radio One, Inc.	240	1,800

RadioShack Corp.	140	1,960

[1]Rare Hospitality International,
Inc.	70	2,013
Reader’s Digest Association, Inc.	160	2,234

Regal Entertainment Group	80	1,626

Regis Corp.	60	2,137

[1]Rent-A-Center, Inc.	100	2,486

R.H. Donnelley Corp.	100	5,407

Ross Stores, Inc.	280	7,854

Royal Caribbean Cruises Ltd.	189	7,229

Ruby Tuesday, Inc.	100	2,441

Ryland Group, Inc.	40	1,743

Saks, Inc.	130	2,102

20	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Scholastic Corp.	70	$1,818

[1]School Specialty, Inc.	40	1,274

[1]Scientific Games Corp.	80	2,850

[1]Sears Holdings Corp.	165	25,549

[1]Select Comfort Corp.	75	1,723

Sherwin-Williams Co.	272	12,915

[1]Shuffle Master, Inc.	60	1,967

[1]Sirius Satellite Radio, Inc.	2,347	11,148

Snap-On, Inc.	84	3,395

[1]Sonic Corp.	136	2,827

Stage Stores, Inc.	60	1,980

Standard-Pacific Corp.	70	1,799

Stanley Works	190	8,972

Staples, Inc.	1,371	33,343

[1]Starbucks Corp.	1,355	51,165

Starwood Hotels & Resorts
Worldwide, Inc.	425	25,644
Station Casinos, Inc.	93	6,331

Target Corp.	1,520	74,282

[1]Tenneco, Inc.	80	2,080

Thor Industries, Inc.	50	2,422

Tiffany & Co.	236	7,793

[1]Timberland Co.	70	1,827

Time Warner, Inc.	7,781	134,611

TJX Cos., Inc.	846	19,340

[1]Toll Brothers, Inc.	222	5,677

Too, Inc.	50	1,920

Toro Co.	65	3,035

[1]Tractor Supply Co.	40	2,211

Triarc Cos., Inc.	150	2,449

Tribune Co.	334	10,832

1TRW Automotive Holdings
Corp.	60	1,637
Tupperware Brands Corp.	80	1,575

[1]Under Armour, Inc.	122	5,200

United Auto Group, Inc.	154	3,288

[1]United Rentals, Inc.	90	2,878

[1]Univision Communications, Inc.	420	14,070

[1]Urban Outfitters, Inc.	110	1,924

[1]Vail Resorts, Inc.	78	2,894

VF Corp.	200	13,584

[1]Viacom, Inc.	1,228	44,012

[1]Visteon Corp.	210	1,514

Wabtec Corp.	70	2,618

Wal-Mart Stores, Inc.	4,425	213,152

Walt Disney Co.	3,661	109,830

[1]Warnaco Group, Inc.	80	1,494

Warner Music Group Corp.	80	2,358

Washington Post Co.	10	7,800

1WCI Communities, Inc.	50	1,007

Wendy’s International, Inc.	222	12,940

1WESCO International, Inc.	60	4,140

Westwood One, Inc.	130	975

Whirlpool Corp.	149	12,315

Williams-Sonoma, Inc.	188	6,401

Winnebago Industries	40	1,242

Wolverine World Wide, Inc.	100	2,333

[1]Wynn Resorts Ltd.	106	7,770

1XM Satellite Radio Holdings,
Inc.	452	6,622
Yankee Candle Co., Inc.	70	1,751

Yum! Brands, Inc.	521	26,191

[1]Zale Corp.	70	1,686

Total Consumer Discretionary		2,995,907

Consumer Staples–7.0%
Alberto-Culver Co.	190	9,257

Altria Group, Inc.	3,683	270,443

Anheuser-Busch Cos., Inc.	1,400	63,826

Archer-Daniels-Midland Co.	1,080	44,582

Avon Products, Inc.	816	25,296

Brown-Forman Corp.	100	7,145

Bunge Ltd.	183	9,196

Campbell Soup Co.	447	16,588

Casey’s General Stores, Inc.	80	2,001

[1]Central Garden and Pet Co.	40	1,722

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	21

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Chiquita Brands International,
Inc.	70	$965
Church & Dwight Co., Inc.	80	2,914

Clorox Co.	253	15,425

Coca-Cola Co.	3,814	164,078

Coca-Cola Enterprises, Inc.	415	8,453

Colgate-Palmolive Co.	880	52,712

ConAgra Foods, Inc.	946	20,916

[1]Constellation Brands, Inc.	310	7,750

Corn Products International,
Inc.	90	2,754
CVS Corp.	1,447	44,423

[1]Dean Foods Co.	244	9,074

Del Monte Foods Co.	260	2,920

Delta & Pine Land Co.	114	3,352

Estee Lauder Cos., Inc.	230	8,894

Flowers Foods, Inc.	70	2,005

General Mills, Inc.	624	32,236

[1]Hain Celestial Group, Inc.	80	2,061

[1]Hansen Natural Corp.	20	3,807

[1]Herbalife Ltd.	50	1,995

Hershey Co.	297	16,356

H.J. Heinz Co.	589	24,279

Hormel Foods Corp.	100	3,714

J.M. Smucker Co.	82	3,665

Kellogg Co.	501	24,263

Kimberly-Clark Corp.	819	50,532

Kraft Foods, Inc.	494	15,265

Kroger Co.	1,222	26,713

Loews Corp.–Carolina Group	180	9,247

Longs Drug Stores Corp.	40	1,825

McCormick & Co., Inc.	233	7,817

Molson Coors Brewing Co.	129	8,756

1NBTY, Inc.	90	2,152

Nu Skin Enterprises, Inc.	100	1,485

[1]Pantry, Inc.	30	1,726

Pepsi Bottling Group, Inc.	260	8,359

PepsiAmericas, Inc.	100	2,211

PepsiCo, Inc.	2,927	175,737

[1]Performance Food Group Co.	70	2,127

Pilgrim’s Pride Corp.	152	3,922

Procter & Gamble Co.	5,773	320,979

[1]Ralcorp Holdings, Inc.	50	2,126

[1]Rite Aid Corp.	650	2,756

Ruddick Corp.	100	2,451

Safeway, Inc.	827	21,502

Sara Lee Corp.	1,427	22,860

Sensient Technologies Corp.	161	3,366

[1]Smithfield Foods, Inc.	259	7,467

Supervalu, Inc.	365	11,195

Sysco Corp.	1,087	33,219

Tyson Foods, Inc.	530	7,876

[1]United Natural Foods, Inc.	60	1,981

Universal Corp.	50	1,861

UST, Inc.	331	14,958

Walgreen Co.	1,819	81,564

Whole Foods Market, Inc.	257	16,612

W.M. Wrigley Jr Co.	308	13,971

Total Consumer Staples		1,793,685

Energy—9.4%
Anadarko Petroleum Corp.	764	36,435

Apache Corp.	572	39,039

[1]Atwood Oceanics, Inc.	40	1,984

Baker Hughes, Inc.	582	47,637

Berry Petroleum Co.	60	1,989

[1]Bill Barrett Corp.	40	1,184

BJ Services Co.	615	22,915

Cabot Oil & Gas Corp.	60	2,940

[1]Cameron International Corp.	182	8,694

CARBO Ceramics, Inc.	30	1,474

[1]Cheniere Energy, Inc.	60	2,340

Chesapeake Energy Corp.	703	21,266

Chevron Corp.	3,919	243,213

Cimarex Energy Co.	159	6,837

1CNX Gas Corp.	100	3,000

22	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Comstock Resources, Inc.	60	$1,792

ConocoPhillips	2,770	181,518

[1]Core Laboratories NV	50	3,052

[1]Delta Petroleum Corp.	200	3,426

[1]Denbury Resources, Inc.	218	6,904

Devon Energy Corp.	723	43,676

Diamond Offshore Drilling, Inc.	98	8,225

[1]Dresser-Rand Group, Inc.	205	4,813

El Paso Corp.	1,242	18,630

[1]Encore Acquisition Co.	60	1,610

[1]Energy Partners Ltd.	114	2,160

ENSCO International, Inc.	279	12,840

EOG Resources, Inc.	448	31,064

Equitable Resources, Inc.	215	7,202

ExxonMobil Corp.	10,746	659,267

1FMC Technologies, Inc.	130	8,770

[1]Forest Oil Corp.	60	1,990

Frontier Oil Corp.	320	10,368

General Maritime Corp.	40	1,478

[1]Giant Industries, Inc.	50	3,327

[1]Global Industries Ltd.	130	2,171

GlobalSantaFe Corp.	403	23,273

[1]Grant Prideco, Inc.	204	9,129

[1]Grey Wolf, Inc.	240	1,848

Halliburton Co.	917	68,051

[1]Hanover Compressor Co.	120	2,254

[1]Helix Energy Solutions Group,
Inc.	180	7,265
Helmerich & Payne, Inc.	100	6,026

Hess Corp.	494	26,108

Holly Corp.	60	2,892

[1]Houston Exploration Co.	45	2,754

[1]Hydril	30	2,356

1KCS Energy, Inc.	70	2,079

Kerr-McGee Corp.	458	31,762

Kinder Morgan, Inc.	180	17,980

[1]Lone Star Technologies, Inc.	40	2,161

Marathon Oil Corp.	654	54,478

[1]Maverick Tube Corp.	60	3,791

Murphy Oil Corp.	289	16,144

[1]Nabors Industries Ltd.	602	20,342

[1]National Oilwell Varco, Inc.	345	21,845

[1]Newfield Exploration Co.	291	14,242

Noble Corp.	215	16,000

Noble Energy, Inc.	330	15,464

1NS Group, Inc.	40	2,203

Occidental Petroleum Corp.	762	78,143

[1]Oceaneering International, Inc.	80	3,668

[1]Oil States International, Inc.	50	1,714

OMI Corp.	100	2,165

[1]Parker Drilling Co.	170	1,221

Patterson-UTI Energy, Inc.	270	7,644

Penn Virginia Corp.	30	2,096

[1]Pioneer Drilling Co.	171	2,640

Pioneer Natural Resources Co.	250	11,602

[1]Plains Exploration & Production
Co.	175	7,094
Pogo Producing Co.	122	5,624

[1]Pride International, Inc.	254	7,932

[1]Quicksilver Resources, Inc.	50	1,841

Range Resources Corp.	252	6,852

[1]Remington Oil & Gas Corp.	40	1,759

Rowan Cos., Inc.	199	7,082

Schlumberger Ltd.	2,101	136,796

1SEACOR Holdings, Inc.	20	1,642

Smith International, Inc.	359	15,965

St Mary Land & Exploration Co.	70	2,818

[1]Stone Energy Corp.	401	1,862

Sunoco, Inc.	222	15,382

[1]Superior Energy Services	100	3,390

[1]Swift Energy Co.	40	1,717

Tesoro Corp.	114	8,477

[1]Tetra Technologies, Inc.	120	3,635

Tidewater, Inc.	100	4,920

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
Todco	138	$5,637

[1]Transocean, Inc.	569	45,702

[1]Ultra Petroleum Corp.	259	15,351

[1]Unit Corp.	50	2,845

[1]Universal Compression
Holdings, Inc.	50	3,149
Valero Energy Corp.	1,104	73,438

[1]Veritas DGC, Inc.	50	2,579

1W-H Energy Services, Inc.	60	3,050

[1]Weatherford International Ltd.	605	30,020

Western Gas Resources, Inc.	160	9,576

[1]Whiting Petroleum Corp.	50	2,094

Williams Cos., Inc.	1,077	25,159

XTO Energy, Inc.	610	27,005

Total Energy		2,416,963

Financials–21.9%
[1]Accredited Home Lenders
Holding Co.	30	1,434
ACE Ltd.	597	30,202

[1]Affiliated Managers Group	75	6,517

Aflac, Inc.	905	41,947

A.G. Edwards, Inc.	150	8,298

Alabama National BanCorp.	50	3,408

Alexandria Real Estate Equities,
Inc.	34	3,015
[1]Alleghany Corp.	11	3,040

Allied Capital Corp.	250	7,192

Allstate Corp.	1,112	60,860

AMB Property Corp.	162	8,189

AMBAC Financial Group, Inc.	200	16,220

Amcore Financial, Inc.	110	3,224

American Capital Strategies
Ltd.	205	6,863
American Express Co.	1,936	103,034

American Financial Group, Inc.	79	3,389

American Financial Realty Trust	200	1,936

American Home Mortgage
Investment Corp.	60	2,212
American International Group,
Inc.	3,904	230,531
[1]AmeriCredit Corp.	264	7,371

Ameriprise Financial, Inc.	369	16,483

AmerUs Group Co.	56	3,279

AmSouth Bancorp	578	15,288

Annaly Mortgage Management,
Inc.	170	2,178
AON Corp.	564	19,638

Apartment Investment &
Management Co.	180	7,821
Apollo Investment Corp.	268	4,953

Arbor Realty Trust, Inc.	130	3,257

[1]Arch Capital Group Ltd.	162	9,633

Archstone-Smith Trust	353	17,957

[1]Argonaut Group, Inc.	70	2,103

Arthur J. Gallagher & Co.	233	5,904

Aspen Insurance Holdings Ltd.	100	2,329

Associated Banc-Corp.	300	9,459

Assurant, Inc.	204	9,874

Assured Guaranty Ltd.	90	2,283

Astoria Financial Corp.	240	7,308

AvalonBay Communities, Inc.	138	15,266

Axis Capital Holdings Ltd.	258	7,381

Bancorpsouth, Inc.	132	3,597

Bank of America Corp.	8,174	393,169

Bank of Hawaii Corp.	100	4,960

Bank of New York Co., Inc.	1,392	44,822

Bankunited Financial Corp.	126	3,846

Banner Corp.	100	3,854

BB&T Corp.	941	39,136

Bear Stearns Cos., Inc.	192	26,895

[1]Berkshire Hathaway, Inc.	15	45,645

BioMed Realty Trust, Inc.	110	3,293

BlackRock, Inc.	22	3,062

BOK Financial Corp.	40	1,987

Boston Private Financial
Holdings, Inc.	60	1,674
Boston Properties, Inc.	186	16,814

Brandywine Realty Trust	240	7,721

24	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
BRE Properties, Inc.	100	$5,500

Brookline Bancorp, Inc.	190	2,616

Brown & Brown, Inc.	224	6,545

Calamos Asset Management,
Inc.	76	2,203
Camden Property Trust	100	7,355

Capital One Financial Corp.	544	46,485

Capital Trust, Inc.	110	3,918

CapitalSource, Inc.	246	5,771

Capitol Federal Financial	60	2,057

CarrAmerica Realty Corp.	84	3,742

Cash America International, Inc.	95	3,040

Cathay General Bancorp	100	3,638

1CB Richard Ellis Group, Inc.	348	8,665

CBL & Associates Properties,
Inc.	85	3,309
1CBOT Holdings, Inc.	62	7,415

Central Pacific Financial Corp.	60	2,322

Charles Schwab Corp.	1,922	30,714

Chicago Mercantile Exchange
Holdings, Inc.	60	29,469
Chittenden Corp.	100	2,585

Chubb Corp.	703	35,080

Cincinnati Financial Corp.	337	15,842

CIT Group, Inc.	325	16,994

Citigroup, Inc.	8,844	426,635

Citizens Banking Corp.	110	2,685

City Bank	90	4,199

City National Corp.	100	6,509

Colonial BancGroup, Inc.	200	5,136

Colonial Properties Trust	63	3,112

Comerica, Inc.	260	13,517

Commerce Bancorp, Inc.	332	11,842

Commerce Bancshares, Inc.	100	5,005

Commerce Group, Inc.	80	2,363

Community Trust Bancorp, Inc.	80	2,794

Compass Bancshares, Inc.	239	13,288

[1]Conseco, Inc.	329	7,600

Corporate Office Properties
Trust SBI MD	70	2,946
[1]Corrections Corp. of America	50	2,647

Corus Bankshares, Inc.	60	1,571

Countrywide Financial Corp.	1,095	41,698

Cousins Properties, Inc.	90	2,784

Crescent Real Estate EQT Co.	143	2,654

Cullen	67	3,839

CVB Financial Corp.	125	1,958

Delphi Financial Group	75	2,727

Developers Diversified Realty
Corp.	170	8,871
DiamondRock Hospitality Co.	200	2,962

Digital Realty Trust, Inc.	100	2,469

Dime Community Bancshares	180	2,443

Doral Financial Corp.	140	897

Downey Financial Corp.	30	2,036

Duke Realty Corp.	251	8,823

1E*Trade Financial Corp.	623	14,217

East West Bancorp, Inc.	82	3,109

EastGroup Properties, Inc.	80	3,734

Eaton Vance Corp.	274	6,839

Endurance Specialty Holdings
Ltd.	70	2,240
Entertainment Properties Trust	60	2,583

Equity Inns, Inc.	180	2,981

Equity Lifestyle Properties,
Inc.	50	2,192
Equity Office Properties Trust	691	25,228

Equity One, Inc.	90	1,881

Equity Residential	558	24,959

Erie Indemnity Co.	54	2,808

Essex Property Trust, Inc.	32	3,573

[1]Euronet Worldwide, Inc.	88	3,377

Everest Re Group Ltd.	105	9,090

Extra Space Storage, Inc.	180	2,923

Fannie Mae	1,686	81,097

Federal Realty Invs. Trust	100	7,000

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Federated Investors, Inc.	221	$6,961

FelCor Lodging Trust, Inc.	140	3,044

Fidelity National Financial, Inc.	338	13,165

Fidelity National Information
Services, Inc.	159	5,629
Fifth Third Bancorp	827	30,558

Financial Federal Corp.	75	2,086

First American Corp.	165	6,975

First Bancorp	120	1,116

First Charter Corp.	100	2,453

First Citizens BancShares, Inc.	10	2,005

First Commonwealth Financial
Corp.	206	2,616
First Community Bancorp, Inc.	50	2,954

First Financial Corp.	140	4,201

First Financial Holdings, Inc.	100	3,200

First Horizon National Corp.	185	7,437

First Industrial Realty Trust, Inc.	71	2,694

First Marblehead Corp.	50	2,847

First Merchants Corp.	130	3,160

First Midwest Bancorp, Inc.	90	3,337

First Niagara Financial Group,
Inc.	200	2,804
First Republic Bank	60	2,748

[1]FirstFed Financial Corp.	30	1,730

FirstMerit Corp.	119	2,492

FNB Corp.	150	2,366

Forest City Enterprises, Inc.	145	7,237

Franklin Resources, Inc.	337	29,255

Franklin Street Properties Corp.	80	1,574

Freddie Mac	1,247	71,091

Fremont General Corp.	80	1,485

Friedman Billings Ramsey
Group, Inc.	200	2,194
Frontier Financial Corp.	80	2,719

Fulton Financial Corp.	525	8,358

GAMCO Investors, Inc.	60	2,206

General Growth Properties,
Inc.	373	16,807
Genworth Financial, Inc.	769	26,792

Getty Realty Corp.	120	3,413

Glacier Bancorp, Inc.	60	1,756

Glenborough Realty Trust, Inc.	210	4,523

Glimcher Realty Trust	100	2,481

Global Signal, Inc.	40	1,853

GMH Communities Trust	170	2,241

Golden West Financial Corp.	457	33,909

Goldman Sachs Group, Inc.	690	103,797

Greater Bay Bancorp	100	2,875

Greenhill & Co., Inc.	56	3,403

Hancock Holding Co.	60	3,360

Hanover Insurance Group, Inc.	70	3,322

Harbor Florida Bancshares, Inc.	90	3,343

Hartford Financial Services
Group, Inc.	513	43,400
HCC Insurance Holdings, Inc.	230	6,771

Health Care Property Investors,
Inc.	296	7,915
Health Care REIT, Inc.	85	2,971

Healthcare Realty Trust, Inc.	75	2,389

[1]HealthExtras, Inc.	70	2,115

Heritage Property Investment
Trust	118	4,121
Highland Hospitality Corp.	200	2,816

Highwoods Properties, Inc.	90	3,256

Hilb Rogal & Hobbs Co.	50	1,864

Home Properties, Inc.	60	3,331

Horace Mann Educators Corp.	120	2,034

Hospitality Properties Trust	100	4,392

Host Marriott Corp.	898	19,639

HRPT Properties Trust	304	3,514

Hudson City Bancorp, Inc.	1,034	13,783

Huntington Bancshares, Inc.	491	11,578

IBERIABANK Corp.	60	3,452

IMPAC Mortgage Holdings, Inc.	200	2,236

Independent Bank Corp.	90	2,922

26	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
IndyMac Bancorp, Inc.	136	$6,236

Infinity Property & Casualty
Corp.	50	2,050
Inland Real Estate Corp.	150	2,232

Integra Bank Corp.	150	3,263

International Bancshares Corp.	90	2,473

International Securities
Exchange, Inc.	53	2,018
[1]Investment Technology Group,
Inc.	50	2,543
Investors Financial Services
Corp.	154	6,915
Investors Real Estate Trust	460	4,154

IPC Holdings Ltd.	80	1,973

iStar Financial, Inc.	211	7,965

ITLA Capital Corp.	50	2,629

Jackson Hewitt Tax Service,
Inc.	60	1,881
Janus Capital Group, Inc.	400	7,160

Jefferies Group, Inc.	256	7,585

Jones Lang LaSalle, Inc.	50	4,377

JPMorgan Chase & Co.	6,152	258,384

Keycorp	758	27,045

Kilroy Realty Corp.	43	3,107

Kimco Realty Corp.	364	13,282

KKR Financial Corp.	124	2,580

[1]Knight Capital Group, Inc.	170	2,589

LandAmerica Financial Group,
Inc.	30	1,938
LaSalle Hotel Properties	80	3,704

Legg Mason, Inc.	228	22,691

Lehman Brothers Holdings, Inc.	794	51,729

Leucadia National Corp.	380	11,092

Lexington Corporate Properties
Trust	130	2,808
Liberty Property Trust	200	8,840

Lincoln National Corp.	539	30,421

Loews Corp.	657	23,291

M&T Bank Corp.	116	13,679

Macerich Co.	110	7,722

Mack-Cali Realty Corp.	100	4,592

MAF Bancorp, Inc.	70	2,999

Maguire Properties, Inc.	80	2,814

[1]Markel Corp.	20	6,940

Marsh & McLennan Cos., Inc.	962	25,868

Marshall & Ilsley Corp.	371	16,970

Max Re Capital Ltd.	80	1,747

MB Financial, Inc.	100	3,536

MBIA, Inc.	251	14,696

MCG Capital Corp.	100	1,590

Mellon Financial Corp.	790	27,200

Mercantile Bankshares Corp.	224	7,990

Mercury General Corp.	56	3,157

Merrill Lynch & Co., Inc.	1,567	109,001

Metlife, Inc.	1,369	70,106

MFA Mortgage Investments,
Inc.	360	2,477
MGIC Investment Corp.	142	9,230

Mid-America Apartment
Communities, Inc.	70	3,903
Mid-State Bancshares	110	3,080

Mills Corp.	70	1,873

Montpelier Re Holdings Ltd.	110	1,902

Moody’s Corp.	476	25,923

Morgan Stanley	1,694	107,078

[1]Nasdaq Stock Market, Inc.	148	4,425

National City Corp.	1,113	40,279

National Financial Partners
Corp.	50	2,216
National Retail Properties, Inc.	170	3,392

Nationwide Financial Services	82	3,615

Nationwide Health Properties,
Inc.	130	2,926
New Century Financial Corp.	60	2,745

New Plan Excel Realty Trust	146	3,605

New York Community Bancorp,
Inc.	494	8,156
NewAlliance Bancshares, Inc.	200	2,862

Newcastle Investment Corp.	100	2,532

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
North Fork BanCorp., Inc.	789	$23,804

Northern Trust Corp.	354	19,576

Novastar Financial, Inc.	50	1,581

Nuveen Investments, Inc.	180	7,749

1NYSE Group, Inc.	158	10,820

Ohio Casualty Corp.	97	2,884

Old National Bancorp	128	2,556

Old Republic International
Corp.	338	7,223
Old Second Bancorp, Inc.	110	3,410

Pacific Capital Bancorp	100	3,112

Pan Pacific Retail Properties,
Inc.	100	6,937
Park National Corp.	20	1,976

PartnerRe Ltd.	123	7,878

Pennsylvania Real Estate
Investment Trust	60	2,422
People’s Bank	89	2,924

[1]Philadelphia Consolidated
Holding Co.	87	2,641
Phoenix Cos., Inc.	180	2,534

[1]Piper Jaffray Cos	40	2,448

Platinum Underwriters Holdings
Ltd.	80	2,238
Plum Creek Timber Co., Inc.
(REIT)	384	13,632
PMI Group, Inc.	170	7,579

PNC Financial Services Group,
Inc.	514	36,067
Popular, Inc.	438	8,410

Post Properties, Inc.	72	3,264

Principal Financial Group	525	29,216

[1]ProAssurance Corp.	50	2,409

Progressive Corp.	1,304	33,526

Prologis	415	21,630

Prosperity Bancshares, Inc.	99	3,256

Protective Life Corp.	100	4,662

Provident Bankshares Corp.	80	2,911

Provident Financial Services, Inc.	150	2,693

Provident New York Bancorp	230	3,041

Prudential Financial, Inc.	859	66,744

PS Business Parks, Inc.	74	4,366

Public Storage, Inc.	163	12,372

Radian Group, Inc.	131	8,093

RAIT Investment Trust	100	2,920

Ramco-Gershenson Properties	130	3,501

Raymond James Financial, Inc.	118	3,572

Realty, Income Corp.	126	2,759

Reckson Associates Realty
Corp.	184	7,614
Redwood Trust, Inc.	40	1,953

Regency Centers Corp.	155	9,633

Regions Financial Corp.	852	28,218

Reinsurance Group of America,
Inc.	66	3,244
RenaissanceRe Holdings Ltd.	152	7,366

Republic Bancorp, Inc.	190	2,354

RLI Corp.	40	1,927

Safeco Corp.	191	10,763

Sandy Spring Bancorp, Inc.	90	3,245

Scottish R.E. group Ltd.	100	1,668

SEI Investments Co.	180	8,798

Selective Insurance Group	59	3,296

Senior Housing Properties Trust	160	2,866

Shurgard Storage Centers, Inc.	100	6,250

[1]Signature Bank	70	2,267

Simon Property Group, Inc.	418	34,669

Sky Financial Group, Inc.	137	3,235

SL Green Realty Corp.	100	10,947

SLM Corp.	725	38,367

South Financial Group, Inc.	107	2,826

Sovereign Bancorp, Inc.	705	14,309

Sovran Self Storage, Inc.	70	3,555

Spirit Finance Corp.	220	2,477

St Joe Co.	117	5,445

St Paul Travelers Cos., Inc.	1,246	55,547

Stancorp Financial Group, Inc.	70	3,564

28	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]State Street Corp.	613	$35,609

Sterling Bancorp	120	2,340

Sterling Bancshares, Inc.	100	1,875

Sterling Financial Corp.	90	2,746

Stewart Information Services
Corp.	40	1,452
Strategic Hotels & Resorts, Inc.	134	2,779

Student Loan Corp.	10	2,020

Suffolk Bancorp	90	2,948

Sun Communities, Inc.	120	3,904

Sunstone Hotel Investors, Inc.	90	2,615

SunTrust Banks, Inc.	623	47,510

Susquehanna Bancshares, Inc.	110	2,629

1SVB Financial Group	55	2,500

Synovus Financial Corp.	522	13,979

T. Rowe Price Group, Inc.	440	16,636

Tanger Factory Outlet Centrs	90	2,913

Taubman Centers, Inc.	76	3,108

TCF Financial Corp.	297	7,856

TD Ameritrade Holding Corp.	445	6,590

TD Banknorth, Inc.	188	5,537

Texas Regional Bancshares,
Inc.	88	3,337
Thornburg Mortgage, Inc.	222	6,187

Tompkins Trustco, Inc.	77	3,311

Torchmark Corp.	160	9,715

[1]Trammell Crow Co.	60	2,110

Transatlantic Holdings, Inc.	54	3,019

Trizec Properties, Inc.	136	3,895

Trustco Bank Corp. NY	240	2,645

Trustmark Corp.	100	3,097

Trustreet Properties, Inc.	230	3,034

U-Store-It Trust	110	2,075

UCBH Holdings, Inc.	130	2,150

UMB Financial Corp.	80	2,667

Umpqua Holdings Corp.	90	2,309

Union Bankshares Corp.	60	2,588

UnionBanCal Corp.	100	6,459

United Bankshares, Inc.	80	2,930

United Community Banks, Inc.	80	2,435

United Dominion Realty Trust,
Inc.	200	5,602

Unitrin, Inc.	70	3,051

Universal Health Realty, Income
Trust	130	4,075
UnumProvident Corp.	530	9,609

Urstadt Biddle Properties, Inc.	180	2,932

US Bancorp	3,153	97,365

Valley National Bancorp	157	4,036

Ventas, Inc.	232	7,860

Vornado Realty Trust	231	22,534

W Holding Co., Inc.	200	1,330

Wachovia Corp.	2,833	153,209

Waddell & Reed Financial, Inc.	120	2,467

Walter Industries, Inc.	87	5,016

Washington Federal, Inc.	130	3,015

Washington Mutual, Inc.	1,749	79,719

Washington Real Estate
Investment Trust	100	3,670
Washington Trust Bancorp, Inc.	110	3,049

Webster Financial Corp.	76	3,605

Weingarten Realty Investors	110	4,211

Wells Fargo & Co.	2,849	191,111

West Coast Bancorp	110	3,242

Westamerica BanCorp.	51	2,497

White Mountains Insurance
Group Ltd.	17	8,279
Whitney Holding Corp.	90	3,183

Wilmington Trust Corp.	86	3,627

Wintrust Financial Corp.	50	2,543

WR Berkley Corp.	250	8,532

XL Capital Ltd.	340	20,842

Zenith National Insurance Corp.	40	1,587

Zions BanCorp.	181	14,107

Total Financials		5,612,862

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care–11.7%
Abbott Laboratories	2,690	$117,311

[1]Adams Respiratory
Therapeutics, Inc.	89	3,971
[1]Adolor Corp.	159	3,977

[1]Advanced Medical Optics, Inc.	139	7,047

[1]Advisory Board Co.	40	1,924

Aetna, Inc.	983	39,251

[1]Affymetrix, Inc.	93	2,381

[1]Alderwoods Group, Inc.	100	1,946

[1]Alexion Pharmaceuticals, Inc.	80	2,890

[1]Alkermes, Inc.	110	2,081

Allergan, Inc.	288	30,891

Alpharma, Inc.	50	1,202

[1]American Medical Systems
Holdings, Inc.	90	1,499
[1]Abraxis BioScienc, Inc.	40	954

[1]American Retirement Corp.	111	3,637

1AMERIGROUP Corp.	80	2,483

AmerisourceBergen Corp.	400	16,768

[1]Amgen, Inc.	2,073	135,222

[1]Amylin Pharmaceuticals, Inc.	164	8,097

[1]Andrx Corp.	100	2,319

Applera Corp.–Applied
Biosystems Group	300	9,705
[1]Applera Corp.–Celera
Genomics Group	160	2,072
[1]Apria Healthcare Group, Inc.	70	1,323

[1]Arthrocare Corp.	40	1,680

[1]Atherogenics, Inc.	70	914

[1]Barr Pharmaceuticals, Inc.	218	10,396

Bausch & Lomb, Inc.	99	4,855

Baxter International, Inc.	1,190	43,744

Beckman Coulter, Inc.	170	9,443

Becton Dickinson & Co.	420	25,675

[1]Bio-Rad Laboratories, Inc.	30	1,948

[1]Biogen Idec, Inc.	642	29,744

[1]BioMarin Pharmaceuticals, Inc.	140	2,012

Biomet, Inc.	436	13,642

[1]Biosite, Inc.	30	1,370

[1]Boston Scientific Corp.	2,021	34,034

Bristol-Myers Squibb Co.	3,457	89,398

Cardinal Health, Inc.	756	48,633

Caremark Rx, Inc.	822	40,993

[1]Celgene Corp.	607	28,790

[1]Centene Corp.	60	1,412

[1]Cephalon, Inc.	115	6,911

[1]Charles River Laboratories
International, Inc.	138	5,078
Cigna Corp.	231	22,756

[1]Community Health Systems,
Inc.	179	6,578
Cooper Cos., Inc.	50	2,214

[1]Covance, Inc.	121	7,408

[1]Coventry Health Care, Inc.	284	15,603

C.R. Bard, Inc.	199	14,579

[1]Cubist Pharmaceuticals, Inc.	70	1,763

1CV Therapeutics, Inc.	70	978

[1]Cytyc Corp.	258	6,543

Dade Behring Holdings, Inc.	179	7,454

1DaVita, Inc.	166	8,250

Dentsply International, Inc.	180	10,908

Diagnostic Products Corp.	30	1,745

1DJO, Inc.	65	2,394

[1]Edwards Lifesciences Corp.	143	6,496

Eli Lilly & Co.	1,786	98,712

[1]Endo Pharmaceuticals
Holdings, Inc.	226	7,453
[1]Exelixis, Inc.	150	1,507

[1]Express Scripts, Inc.	203	14,563

[1]Fisher Scientific International,
Inc.	213	15,560
[1]Forest Laboratories, Inc.	559	21,628

[1]Gen-Probe, Inc.	160	8,637

[1]Genentech, Inc.	837	68,467

[1]Genesis HealthCare Corp.	79	3,742

[1]Genzyme Corp.	474	28,938

30	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Gilead Sciences, Inc.	790	$46,736

[1]Haemonetics Corp.	40	1,860

HCA, Inc.	675	29,126

Health Management
Associates, Inc.	396	7,805
[1]Health Net, Inc.	178	8,040

[1]Healthways, Inc.	40	2,106

[1]Henry Schein, Inc.	164	7,664

Hillenbrand Industries, Inc.	100	4,850

[1]Hologic, Inc.	50	2,468

[1]Hospira, Inc.	315	13,526

[1]Human Genome Sciences, Inc.	170	1,819

[1]Humana, Inc.	296	15,895

1ICOS Corp.	80	1,759

[1]Idexx Laboratories, Inc.	40	3,005

[1]Illumina, Inc.	120	3,559

1ImClone Systems, Inc.	160	6,182

Immucor, Inc.	90	1,731

IMS Health, Inc.	352	9,451

[1]Intuitive Surgical, Inc.	66	7,786

Invacare Corp.	50	1,244

[1]Invitrogen Corp.	109	7,202

Johnson & Johnson	5,223	312,962

[1]Kindred Healthcare, Inc.	60	1,560

[1]Kinetic Concepts, Inc.	128	5,651

[1]King Pharmaceuticals, Inc.	460	7,820

[1]Kos Pharmaceuticals, Inc.	30	1,129

[1]Kyphon, Inc.	40	1,534

[1]Laboratory Corp. of America
Holdings	241	14,997
LCA-Vision, Inc.	30	1,587

[1]Lifecell Corp.	120	3,710

[1]LifePoint Hospitals, Inc.	60	1,928

[1]Lincare Holdings, Inc.	193	7,303

[1]Magellan Health Services, Inc.	60	2,719

Manor Care, Inc.	163	7,648

[1]Martek Biosciences Corp.	60	1,737

[1]Matria Healthcare, Inc.	40	857

McKesson Corp.	545	25,768

[1]Medarex, Inc.	150	1,442

[1]Medco Health Solutions, Inc.	535	30,645

[1]Medicines Co.	80	1,564

Medicis Pharmaceutical Corp.	70	1,680

[1]Medimmune, Inc.	475	12,872

Medtronic, Inc.	2,155	101,113

Mentor Corp.	50	2,175

Merck & Co., Inc.	3,814	138,944

1MGI Pharma, Inc.	100	2,150

[1]Millennium Pharmaceuticals, Inc.	660	6,580

[1]Millipore Corp.	112	7,055

Mine Safety Appliances Co.	40	1,608

Mylan Laboratories, Inc.	330	6,600

[1]Myogen, Inc.	50	1,450

[1]Myriad Genetics, Inc.	70	1,767

[1]Nektar Therapeutics	110	2,017

[1]Neurocrine Biosciences, Inc.	40	424

[1]Nuvelo, Inc.	200	3,330

Omnicare, Inc.	265	12,566

[1]Onyx Pharmaceuticals, Inc.	50	842

1OSI Pharmaceuticals, Inc.	70	2,307

Owens & Minor, Inc.	60	1,716

[1]Par Pharmaceutical Cos., Inc.	50	923

[1]Patterson Cos., Inc.	204	7,126

1PDL BioPharma, Inc.	309	5,689

[1]Pediatrix Medical Group, Inc.	60	2,718

[1]Per-Se Technologies, Inc.	120	3,022

Perrigo Co.	120	1,932

Pfizer, Inc.	12,921	303,256

Pharmaceutical Product
Development, Inc.	206	7,235
PolyMedica Corp.	100	3,596

1PSS World Medical, Inc.	100	1,765

[1]Psychiatric Solutions, Inc.	60	1,720

Quest Diagnostics, Inc.	291	17,437

[1]Regeneron Pharmaceuticals, Inc.	90	1,154

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Resmed, Inc.	180	$8,451

[1]Respironics, Inc.	180	6,160

[1]Salix Pharmaceuticals Ltd.	80	984

Schering-Plough Corp.	2,658	50,582

[1]Sepracor, Inc.	165	9,428

[1]Serologicals Corp.	121	3,804

Service Corp. International	370	3,012

[1]Sierra Health Services, Inc.	92	4,143

1St Jude Medical, Inc.	605	19,614

STERIS Corp.	90	2,057

Stryker Corp.	541	22,782

[1]Sunrise Senior Living, Inc.	50	1,383

[1]Techne Corp.	50	2,546

[1]Telik, Inc.	90	1,485

[1]Tenet Healthcare Corp.	891	6,219

[1]Theravance, Inc.	80	1,830

[1]Thoratec Corp.	70	971

[1]Triad Hospitals, Inc.	175	6,926

[1]United Surgical Partners
International, Inc.	60	1,804
[1]United Therapeutics Corp.	30	1,733

UnitedHealth Group, Inc.	2,359	105,636

Universal Health Services, Inc.	111	5,579

Valeant Pharmaceuticals
International	110	1,861
[1]Varian Medical Systems, Inc.	271	12,832

1VCA Antech, Inc.	100	3,193

[1]Ventana Medical Systems, Inc.	50	2,359

[1]Vertex Pharmaceuticals, Inc.	192	7,048

[1]Viasys Healthcare, Inc.	60	1,536

[1]Viropharma, Inc.	80	690

[1]Watson Pharmaceuticals, Inc.	267	6,216

[1]WellCare Health Plans, Inc.	40	1,962

[1]WellPoint, Inc.	1,155	84,049

West Pharmaceutical Services,
Inc.	100	3,628

Wyeth	2,401	106,628

[1]Zimmer Holdings, Inc.	455	25,808

Total Health Care		2,990,582

Industrials–12.1%
3M Co.	1,256	101,447

1AAR Corp.	60	1,334

ABM Industries, Inc.	90	1,539

Actuant Corp.	40	1,998

Acuity Brands, Inc.	70	2,724

Adesa, Inc.	110	2,446

Administaff, Inc.	30	1,074

[1]Aeroflex, Inc.	250	2,918

1AGCO Corp.	110	2,895

[1]Airtran Holdings, Inc.	100	1,486

[1]Alaska Air Group, Inc.	40	1,577

Albany International Corp.	40	1,696

[1]Aleris International, Inc.	50	2,293

Alexander & Baldwin, Inc.	60	2,656

[1]Alliance Data Systems Corp.	138	8,117

[1]Alliant Techsystems, Inc.	100	7,635

[1]Allied Waste Industries, Inc.	290	3,294

[1]Amerco, Inc.	37	3,724

[1]American Commercial Lines, Inc.	99	5,965

American Power Conversion
Corp.	347	6,763
American Standard Cos., Inc.	325	14,063

Ametek, Inc.	180	8,528

1AMR Corp.	442	11,236

A.O. Smith Corp.	100	4,636

[1]Apollo Group, Inc.	282	14,571

Applied Industrial Technologies,
Inc.	90	2,188
Aramark Corp.	240	7,946

Arbitron, Inc.	50	1,917

Arkansas Best Corp.	40	2,008

[1]Armor Holdings, Inc.	40	2,193

Avery Dennison Corp.	155	8,999

[1]Aviall, Inc.	50	2,376

32	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Baldor Electric Co.	111	$3,473

Banta Corp.	50	2,317

1B/E Aerospace, Inc.	100	2,286

Belden CDT, Inc.	80	2,644

1BISYS Group, Inc.	160	2,192

Boeing Co.	1,327	108,695

Brady Corp.	60	2,210

Briggs & Stratton Corp.	70	2,178

[1]Bright Horizons Family
Solutions, Inc.	50	1,885
Brink’s Co.	140	7,897

[1]Bristow Group, Inc.	100	3,600

Bucyrus International, Inc.	45	2,273

Burlington Northern Santa Fe
Corp.	678	53,731
[1]Career Education Corp.	189	5,649

Carlisle Cos., Inc.	44	3,489

Caterpillar, Inc.	1,180	87,886

Cendant Corp.	1,885	30,707

[1]Cenveo, Inc.	211	3,787

[1]Ceradyne, Inc.	30	1,485

[1]Ceridian Corp.	282	6,892

C.H. Robinson Worldwide, Inc.	322	17,163

[1]Checkfree Corp.	147	7,285

Chemed Corp.	40	2,181

[1]ChoicePoint, Inc.	171	7,143

Cintas Corp.	220	8,747

Clarcor, Inc.	82	2,443

CNF, Inc.	117	6,778

[1]Cogent, Inc.	60	904

[1]Continental Airlines, Inc.	200	5,960

[1]Convergys Corp.	270	5,265

Cooper Industries Ltd.	174	16,168

[1]Corinthian Colleges, Inc.	130	1,867

Corporate Executive Board Co.	65	6,513

1CoStar Group, Inc.	100	5,983

[1]Covanta Holding Corp.	130	2,295

Crane Co.	70	2,912

1CSG Systems International	70	1,732

CSX Corp.	420	29,585

Cummins, Inc.	102	12,469

Curtiss-Wright Corp.	80	2,470

Danaher Corp.	445	28,622

Deere & Co.	415	34,648

Deluxe Corp.	110	1,923

1DeVry, Inc.	80	1,758

[1]Dionex Corp.	40	2,186

[1]Discovery Holding Co.	581	8,500

[1]Dollar Thrifty Automotive Group	40	1,803

Donaldson Co., Inc.	100	3,387

Dover Corp.	351	17,350

DRS Technologies, Inc.	53	2,584

1DST Systems, Inc.	125	7,437

[1]Dun & Bradstreet Corp.	105	7,316

[1]Dycom Industries, Inc.	70	1,490

Eaton Corp.	231	17,417

[1]eFunds Corp.	70	1,544

1EGL, Inc.	40	2,008

1EMCOR Group, Inc.	40	1,947

[1]Emdeon Corp.	617	7,657

Emerson Electric Co.	745	62,438

[1]Energizer Holdings, Inc.	132	7,731

[1]Energy Conversion Devices, Inc.	100	3,643

Equifax, Inc.	235	8,070

1ESCO Technologies, Inc.	40	2,138

[1]Esterline Technologies Corp.	50	2,080

Expeditors International
Washington, Inc.	358	20,052
Factset Research Systems, Inc.	40	1,892

Fastenal Co.	203	8,179

FedEx Corp.	523	61,118

[1]Fiserv, Inc.	345	15,649

Florida East Coast Industries	50	2,617

[1]Flowserve Corp.	80	4,552

Fluor Corp.	163	15,148

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Forward Air Corp.	50	$2,037

[1]Foster Wheeler Ltd.	126	5,443

Franklin Electric Co., Inc.	100	5,164

1FTI Consulting, Inc.	60	1,606

[1]Gardner Denver, Inc.	80	3,080

GATX Corp.	75	3,188

[1]GenCorp., Inc.	100	1,603

[1]General Cable Corp.	70	2,450

General Dynamics Corp.	594	38,883

General Electric Co.	18,344	604,618

[1]Genesee & Wyoming, Inc.	75	2,660

[1]Genlyte Group, Inc.	40	2,897

Genuine Parts Co.	329	13,706

Global Payments, Inc.	136	6,603

Goodrich Corp.	210	8,461

Graco, Inc.	90	4,138

Granite Construction, Inc.	40	1,811

H&R Block, Inc.	640	15,270

Harsco Corp.	90	7,016

[1]Headwaters, Inc.	50	1,278

Heartland Express, Inc.	120	2,147

Herman Miller, Inc.	90	2,319

[1]Hewitt Associates, Inc.	60	1,349

[1]Hexcel Corp.	100	1,571

Honeywell International, Inc.	1,439	57,992

1HUB Group, Inc.	158	3,876

Hubbell, Inc.	75	3,574

IDEX Corp.	74	3,493

Illinois Tool Works, Inc.	866	41,135

Ingersoll-Rand Co. Ltd.	556	23,786

[1]Intermec, Inc.	100	2,294

[1]Iron Mountain, Inc.	188	7,027

1ITT Educational Services, Inc.	150	9,871

ITT Industries, Inc.	293	14,503

[1]Jacobs Engineering Group, Inc.	100	7,964

JB Hunt Transport Services, Inc.	275	6,850

[1]JetBlue Airways Corp.	350	4,249

JLG Industries, Inc.	120	2,700

John H. Harland Co.	50	2,175

Joy Global, Inc.	227	11,824

[1]Kansas City Southern	100	2,770

Kaydon Corp.	70	2,612

Kennametal, Inc.	55	3,424

[1]Kirby Corp.	80	3,160

Knight Transportation, Inc.	80	1,616

[1]Korn	80	1,567

L-3 Communications Holdings,
Inc.	189	14,254
[1]Labor Ready, Inc.	70	1,586

Laidlaw International, Inc.	130	3,276

Landstar System, Inc.	158	7,462

[1]Laureate Education, Inc.	150	6,394

Lennox International, Inc.	100	2,648

Lincoln Electric Holdings, Inc.	60	3,759

Lockheed Martin Corp.	662	47,492

Manitowoc Co., Inc.	84	3,738

Manpower, Inc.	200	12,920

Masco Corp.	758	22,467

[1]Mastercard, Inc.	141	6,768

1McDermott International, Inc.	187	8,526

[1]Mobile Mini, Inc.	81	2,370

Molex, Inc.	180	5,171

MoneyGram International, Inc.	110	3,734

[1]Monster Worldwide, Inc.	186	7,935

[1]Moog, Inc.	70	2,395

MSC Industrial Direct Co.	50	2,379

Mueller Industries, Inc.	60	1,982

NACCO Industries, Inc.	21	2,886

[1]Navigant Consulting, Inc.	70	1,586

[1]Navistar International Corp.	80	1,969

1NCI Building Systems, Inc.	40	2,127

1NCO Group, Inc.	100	2,644

Nordson Corp.	50	2,459

34	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Norfolk Southern Corp.	752	$40,021

Northrop Grumman Corp.	619	39,653

[1]Old Dominion Freight Line	60	2,255

[1]Orbital Sciences Corp.	261	4,213

Oshkosh Truck Corp.	135	6,415

Overseas Shipholding Group	30	1,775

Paccar, Inc.	312	25,703

Pacer International, Inc.	70	2,281

Pall Corp.	250	7,000

Parker Hannifin Corp.	213	16,529

Pentair, Inc.	189	6,462

1PHH Corp.	70	1,928

Pitney Bowes, Inc.	379	15,653

Precision Castparts Corp.	249	14,880

[1]Quanta Services, Inc.	120	2,080

Raytheon Co.	778	34,675

Regal-Beloit Corp.	60	2,649

Reliance Steel & Aluminum Co.	62	5,143

Republic Services, Inc.	219	8,834

[1]Resources Connection, Inc.	60	1,501

Reynolds American, Inc.	150	17,295

Robert Half International, Inc.	329	13,818

Rockwell Automation, Inc.	287	20,667

Rockwell Collins, Inc.	288	16,091

RR Donnelley & Sons Co.	448	14,314

Ryder System, Inc.	131	7,654

Sabre Holdings Corp.	302	6,644

ServiceMaster Co.	640	6,611

[1]Shaw Group, Inc.	90	2,502

Simpson Manufacturing Co.,
Inc.	60	2,163
Skywest, Inc.	60	1,488

[1]Sotheby’s Holdings	80	2,100

Southwest Airlines Co.	1,241	20,315

SPX Corp.	142	7,945

Steelcase, Inc.	130	2,139

[1]Stericycle, Inc.	60	3,906

Strayer Education, Inc.	20	1,942

[1]Swift Transportation Co., Inc.	70	2,223

Teleflex, Inc.	50	2,701

[1]Terex Corp.	102	10,067

[1]Tetra Tech, Inc.	100	1,774

Textron, Inc.	202	18,620

[1]Thomas & Betts Corp.	170	8,721

Timken Co.	90	3,016

Total System Services, Inc.	70	1,348

Trinity Industries, Inc.	162	6,545

Tyco International Ltd.	3,515	96,662

Union Pacific Corp.	431	40,066

United Parcel Service, Inc.	1,139	93,774

[1]United Stationers, Inc.	100	4,932

United Technologies Corp.	1,689	107,116

Universal Forest Products, Inc.	40	2,509

1URS Corp.	60	2,520

1US Airways Group, Inc.	120	6,065

1USG Corp.	72	5,251

UTI Worldwide, Inc.	84	2,119

[1]Valassis Communications, Inc.	60	1,415

Valmont Industries, Inc.	68	3,161

[1]VistaPrint Ltd.	126	3,369

Washington Group International,
Inc.	40	2,134
[1]Waste Connections, Inc.	87	3,167

Waste Management, Inc.	964	34,588

Watsco, Inc.	40	2,393

Watson Wyatt Worldwide, Inc.	70	2,460

Watts Water Technologies, Inc.	91	3,053

Weight Watchers International,
Inc.	109	4,457
Werner Enterprises, Inc.	80	1,622

[1]West Corp.	40	1,916

Woodward Governor Co.	60	1,831

World Fuel Services Corp.	40	1,828

[1]Wright Express Corp.	110	3,161

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
W.W. Grainger, Inc.	118	$8,877

1YRC Worldwide, Inc.	136	5,727

Total Industrials		3,117,384

Information Technology–14.2%
[1]3Com Corp.	550	2,816

Accenture Ltd.	1,076	30,472

[1]Activision, Inc.	535	6,088

Acxiom Corp.	100	2,500

1ADC Telecommunications, Inc.	298	5,024

[1]Adobe Systems, Inc.	1,114	33,821

Adtran, Inc.	80	1,794

[1]Advanced Micro Devices, Inc.	830	20,269

[1]Advent Software, Inc.	100	3,607

[1]Affiliated Computer Services,
Inc.	193	9,961
[1]Agere Systems, Inc.	220	3,234

[1]Agilent Technologies, Inc.	816	25,753

[1]Akamai Technologies, Inc.	245	8,867

[1]Allscripts Healthcare Solutions,
Inc.	100	1,755
[1]Altera Corp.	693	12,162

[1]American Reprographics Co.	104	3,770

[1]Amkor Technology, Inc.	336	3,179

Amphenol Corp.	169	9,457

Analog Devices, Inc.	698	22,434

[1]Andrew Corp.	190	1,683

Anixter International, Inc.	50	2,373

[1]Ansys, Inc.	50	2,391

[1]Apple Computer, Inc.	1,491	85,166

Applied Materials, Inc.	2,754	44,835

[1]Applied Micro Circuits Corp.	550	1,502

[1]Arris Group, Inc.	150	1,968

[1]Arrow Electronics, Inc.	230	7,406

[1]Atmel Corp.	550	3,052

1ATMI, Inc.	70	1,723

[1]Autodesk, Inc.	385	13,267

Automatic Data Processing, Inc.	987	44,760

[1]Avaya, Inc.	681	7,777

[1]Avid Technology, Inc.	50	1,667

[1]Avnet, Inc.	260	5,205

[1]Avocent Corp.	70	1,838

AVX Corp.	110	1,737

1BEA Systems, Inc.	880	11,519

[1]BearingPoint, Inc.	240	2,009

[1]Benchmark Electronics, Inc.	90	2,171

Black Box Corp.	30	1,150

1BMC Software, Inc.	340	8,126

[1]Broadcom Corp.	789	23,709

[1]Brocade Communications
Systems, Inc.	370	2,272
[1]Brooks Automation, Inc.	130	1,534

CA, Inc.	778	15,988

1CACI International, Inc.	30	1,750

[1]Cadence Design Systems, Inc.	438	7,512

[1]Cerner Corp.	127	4,713

[1]Checkpoint Systems, Inc.	60	1,333

[1]Ciena Corp.	720	3,463

[1]Cisco Systems, Inc.	10,884	212,565

[1]Citrix Systems, Inc.	370	14,852

1CNET Networks, Inc.	180	1,436

Cognex Corp.	70	1,822

[1]Cognizant Technology Solutions
Corp.	235	15,832
[1]Coherent, Inc.	60	2,024

[1]CommScope, Inc.	80	2,514

[1]Computer Sciences Corp.	304	14,726

[1]Compuware Corp.	892	5,976

[1]Comverse Technology, Inc.	367	7,256

[1]Conexant Systems, Inc.	660	1,650

[1]Corning, Inc.	2,735	66,160

[1]Cree, Inc.	90	2,138

[1]Cymer, Inc.	50	2,323

[1]Cypress Semiconductor Corp.	170	2,472

Daktronics, Inc.	100	2,887

36	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Dell, Inc.	3,884	$94,808

Diebold, Inc.	155	6,296

[1]Digital Insight Corp.	50	1,715

[1]Digital River, Inc.	50	2,020

[1]Digitas, Inc.	140	1,627

[1]Diodes, Inc.	96	3,978

[1]Earthlink, Inc.	190	1,645

[1]eBay, Inc.	1,841	53,923

[1]Eclipsys Corp.	80	1,453

[1]Electronic Arts, Inc.	558	24,016

Electronic Data Systems Corp.	865	20,812

[1]Electronics for Imaging	70	1,462

1EMC Corp.	4,275	46,897

[1]Emulex Corp.	100	1,627

[1]Entegris, Inc.	190	1,811

[1]Equinix, Inc.	40	2,194

1F5 Networks, Inc.	108	5,776

Fair Isaac Corp.	178	6,463

[1]Fairchild Semiconductor
International, Inc.	150	2,725
[1]Filenet Corp.	60	1,616

[1]Finisar Corp.	792	2,590

First Data Corp.	1,365	61,480

[1]Flextronics International Ltd.	904	9,600

[1]Flir Systems, Inc.	90	1,985

[1]Formfactor, Inc.	60	2,678

[1]Foundry Networks, Inc.	150	1,599

[1]Freescale Semiconductor, Inc., Class A	278	8,062

[1]Freescale Semiconductor, Inc., Class B	506	14,876

[1]Gartner, Inc.	110	1,562

[1]Global Imaging Systems, Inc.	50	2,064

[1]Google, Inc.	370	155,152

Harris Corp.	295	12,245

Hewlett-Packard Co.	5,017	158,939

[1]Hyperion Solutions Corp.	70	1,932

1IAC	397	10,517

1IHS, Inc.	161	4,770

IKON Office Solutions, Inc.	210	2,646

Imation Corp.	100	4,105

[1]Informatica Corp.	120	1,579

[1]Infospace, Inc.	50	1,134

[1]Ingram Micro, Inc.	360	6,527

[1]Integrated Device Technology,
Inc.	440	6,239
Intel Corp.	10,298	195,147

[1]Interdigital Communications Corp.	114	3,980

[1]Intergraph Corp.	40	1,260

[1]Intermagnetics General Corp.	75	2,023

International Business Machines
Corp.	2,761	212,100
[1]International Rectifier Corp.	180	7,034

[1]Internet Security Systems	70	1,320

Intersil Corp.	270	6,277

[1]Intuit, Inc.	336	20,291

[1]Itron, Inc.	40	2,370

[1]j2 Global Communications, Inc.	60	1,873

Jabil Circuit, Inc.	260	6,656

Jack Henry & Associates, Inc.	146	2,870

1JDS Uniphase Corp.	3,180	8,045

[1]Juniper Networks, Inc.	807	12,904

[1]Kemet Corp.	279	2,572

1KFX, Inc.	90	1,375

Kla-Tencor Corp.	350	14,549

[1]Komag, Inc.	40	1,847

[1]Kronos, Inc.	40	1,448

[1]Lam Research Corp.	250	11,655

[1]Lawson Software, Inc.	400	2,680

[1]Lexmark International, Inc.	206	11,501

Linear Technology Corp.	597	19,994

1LSI Logic Corp.	739	6,614

[1]Lucent Technologies, Inc.	8,059	19,503

[1]Marvell Technology Group Ltd.	387	17,156

Maxim Integrated Products, Inc.	530	17,018

1McAfee, Inc.	280	6,796

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1MEMC Electronic Materials,
Inc.	368	$13,800
[1]Mentor Graphics Corp.	300	3,894

[1]Merge Technologies, Inc.	60	739

[1]Mettler Toledo International,
Inc.	50	3,028
[1]Micrel, Inc.	208	2,082

Microchip Technology, Inc.	401	13,454

[1]Micron Technology, Inc.	1,391	20,948

[1]Micros Systems, Inc.	50	2,184

[1]Microsemi Corp.	80	1,950

Microsoft Corp.	16,362	381,235

[1]MicroStrategy, Inc.	20	1,950

Molex, Inc.	91	3,055

Motorola, Inc.	4,358	87,814

1MPS Group, Inc.	140	2,108

National Instruments Corp.	70	1,918

National Semiconductor Corp.	572	13,642

1NAVTEQ Corp.	159	7,104

1NCR Corp.	385	14,106

[1]Netgear, Inc.	100	2,165

[1]NetIQ Corp.	150	1,829

[1]Network Appliance, Inc.	711	25,098

[1]Novell, Inc.	820	5,437

[1]Novellus Systems, Inc.	250	6,175

[1]Nuance Communications, Inc.	190	1,911

[1]Nvidia Corp.	566	12,050

[1]Omnivision Technologies, Inc.	80	1,690

1ON Semiconductor Corp.	260	1,529

[1]Openwave Systems, Inc.	110	1,269

[1]Oracle Corp.	7,547	109,356

[1]Palm, Inc.	120	1,932

[1]Parametric Technology Corp.	136	1,729

Paychex, Inc.	639	24,908

PerkinElmer, Inc.	337	7,043

[1]Perot Systems Corp.	120	1,738

Plantronics, Inc.	60	1,333

[1]Plexus Corp.	70	2,395

1PMC–Sierra, Inc.	240	2,256

[1]Polycom, Inc.	130	2,850

[1]Powerwave Technologies, Inc.	130	1,186

[1]Progress Software Corp.	70	1,639

1QLogic Corp.	419	7,224

Qualcomm, Inc.	2,887	115,682

[1]Quest Software, Inc.	100	1,404

[1]Rackable Systems, Inc.	110	4,344

[1]Rambus, Inc.	110	2,509

[1]RealNetworks, Inc.	180	1,926

[1]Red Hat, Inc.	307	7,184

[1]Redback Networks, Inc.	100	1,834

Reynolds & Reynolds Co.	98	3,006

1RF Micro Devices, Inc.	270	1,612

[1]Rogers Corp.	56	3,155

Roper Industries, Inc.	166	7,760

1RSA Security, Inc.	130	3,535

[1]SafeNet, Inc.	50	886

[1]Salesforce.com, Inc.	214	5,705

[1]SanDisk Corp.	375	19,117

[1]Sanmina-SCI Corp.	1,020	4,692

[1]Seagate Technology	992	22,459

[1]Semtech Corp.	110	1,590

[1]Silicon Laboratories, Inc.	50	1,758

[1]Sirf Technology Holdings, Inc.	50	1,611

[1]Skyworks Solutions, Inc.	280	1,543

[1]Solectron Corp.	1,997	6,830

[1]Sonus Networks, Inc.	400	1,980

1SRA International, Inc.	50	1,332

[1]Sun Microsystems, Inc.	6,234	25,871

[1]Sybase, Inc.	110	2,134

[1]Sycamore Networks, Inc.	360	1,462

[1]Symantec Corp.	1,839	28,578

Symbol Technologies, Inc.	570	6,150

[1]Synopsys, Inc.	329	6,175

[1]Take-Two Interactive Software,
Inc.	90	959

38	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Talx Corp.	45	$984

[1]Tech Data Corp.	80	3,065

Technitrol, Inc.	100	2,315

[1]Tekelec	100	1,235

Tektronix, Inc.	110	3,236

[1]Teledyne Technologies, Inc.	50	1,638

[1]Tellabs, Inc.	702	9,344

[1]Teradyne, Inc.	410	5,711

[1]Tessera Technologies, Inc.	60	1,650

Texas Instruments, Inc.	2,845	86,175

[1]Thermo Electron Corp.	251	9,096

1THQ, Inc.	80	1,728

1TIBCO Software, Inc.	250	1,763

[1]Transaction Systems
Architects, Inc.	60	2,501
[1]Trident Microsystems, Inc.	80	1,518

[1]Trimble Navigation Ltd.	70	3,125

[1]Unisys Corp.	420	2,638

United Online, Inc.	110	1,320

[1]Utstarcom, Inc.	180	1,402

[1]Valueclick, Inc.	110	1,689

[1]Varian, Inc.	50	2,075

[1]Varian Semiconductor
Equipment Associates, Inc.	75	2,446
[1]VeriFone Holdings, Inc.	60	1,829

[1]VeriSign, Inc.	402	9,314

[1]Vishay Intertechnology, Inc.	310	4,876

[1]Waters Corp.	201	8,924

[1]WebEx Communications, Inc.	89	3,163

[1]Websense, Inc.	60	1,232

[1]Western Digital Corp.	403	7,983

[1]Wind River Systems, Inc.	110	979

[1]Xerox Corp.	1,600	22,256

Xilinx, Inc.	593	13,431

[1]Yahoo!, Inc.	2,304	76,032

[1]Zebra Technologies Corp.	80	2,733

[1]Zoran Corp.	152	3,700

Total Information Technology		3,650,840

Materials–3.5%
Air Products & Chemicals, Inc.	430	27,486

Airgas, Inc.	90	3,352

1AK Steel Holding Corp.	190	2,628

Albemarle Corp.	100	4,788

Alcoa, Inc.	1,536	49,705

Allegheny Technologies, Inc.	131	9,070

[1]Alpha Natural Resources, Inc.	158	3,100

[1]Apex Silver Mines Ltd.	119	1,791

Aptargroup, Inc.	54	2,679

Arch Chemicals, Inc.	100	3,605

Arch Coal, Inc.	234	9,915

Ashland, Inc.	106	7,070

Ball Corp.	187	6,926

Bemis Co.	230	7,043

Bowater, Inc.	80	1,820

Cabot Corp.	80	2,762

Carpenter Technology Corp.	35	4,042

Celanese Corp.	148	3,022

[1]Century Aluminum Co.	75	2,677

[1]Chaparral Steel Co.	59	4,249

Chemtura Corp.	654	6,108

Cleveland-Cliffs, Inc.	55	4,361

[1]Coeur d’Alene Mines Corp.	420	2,020

Commercial Metals Co.	120	3,084

Compass Minerals International,
Inc.	80	1,996
Consol Energy, Inc.	298	13,923

[1]Crown Holdings, Inc.	387	6,026

Cytec Industries, Inc.	50	2,683

Dow Chemical Co.	1,721	67,171

Eagle Materials, Inc.	134	6,365

Eastman Chemical Co.	154	8,316

Ecolab, Inc.	365	14,812

EI Du Pont de Nemours & Co.	1,662	69,139

Ferro Corp.	100	1,596

Florida Rock Industries, Inc.	101	5,017

FMC Corp.	50	3,219

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Foundation Coal Holdings, Inc.	50	$2,347

Freeport-McMoRan Copper &
Gold, Inc.	336	18,618
Georgia Gulf Corp.	50	1,251

HB Fuller Co.	70	3,050

[1]Hercules, Inc.	160	2,442

[1]Huntsman Corp.	138	2,390

International Flavors &
Fragrances, Inc.	100	3,524
International Paper Co.	878	28,359

[1]Jarden Corp.	60	1,827

Longview Fibre Co.	100	1,909

Louisiana-Pacific Corp.	130	2,847

Lubrizol Corp.	175	6,974

Lyondell Chemical Co.	440	9,970

MacDermid, Inc.	99	2,851

Martin Marietta Materials, Inc.	73	6,654

Massey Energy Co.	161	5,796

MeadWestvaco Corp.	326	9,105

Minerals Technologies, Inc.	40	2,080

Monsanto Co.	490	41,253

[1]Mosaic Co.	160	2,504

Newmont Mining Corp.	797	42,185

Nucor Corp.	593	32,170

Olin Corp.	110	1,972

1OM Group, Inc.	106	3,270

[1]Oregon Steel Mills, Inc.	50	2,533

[1]Owens-Illinois, Inc.	357	5,983

Packaging Corp. of America	126	2,775

[1]Pactiv Corp.	326	8,068

Peabody Energy Corp.	447	24,920

Phelps Dodge Corp.	372	30,564

[1]PolyOne Corp.	300	2,634

Potlatch Corp.	81	3,058

PPG Industries, Inc.	273	18,018

Praxair, Inc.	566	30,564

Quanex Corp.	45	1,938

Rayonier, Inc.	100	3,791

Rohm & Haas Co.	292	14,635

RPM International, Inc.	174	3,132

1RTI International Metals, Inc.	40	2,234

Scotts Miracle-Gro Co.	68	2,878

Sealed Air Corp.	150	7,812

Sigma-Aldrich Corp.	108	7,845

Silgan Holdings, Inc.	40	1,480

[1]Smurfit-Stone Container Corp.	638	6,980

Sonoco Products Co.	130	4,114

Steel Dynamics, Inc.	109	7,166

[1]Symyx Technologies	60	1,449

Temple-Inland, Inc.	220	9,431

Texas Industries, Inc.	30	1,593

[1]Titanium Metals Corp.	207	7,117

UAP Holding Corp.	159	3,468

United States Steel Corp.	214	15,006

USEC, Inc.	130	1,541

Valspar Corp.	120	3,169

Vulcan Materials Co.	175	13,650

Weyerhaeuser Co.	454	28,261

Worthington Industries	100	2,095

1WR Grace & Co.	205	2,398

Total Materials		891,214

Telecommunication Services–3.0%
Alltel Corp.	661	42,192

[1]American Tower Corp.	723	22,500

AT&T, Inc.	6,808	189,875

BellSouth Corp.	3,200	115,840

[1]Broadwing Corp.	200	2,070

CenturyTel, Inc.	240	8,916

[1]Cincinnati Bell, Inc.	440	1,804

Citizens Communications Co.	622	8,117

[1]Crown Castle International Corp.	426	14,714

[1]Dobson Communications Corp.	190	1,469

[1]Embarq Corp.	232	9,510

1IDT Corp.	230	3,036

40	AARP PORTFOLIOS 2006 ANNUAL REPORT	US Stock Market Portfolio

US Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
[1]Leap Wireless International,
Inc.	60	$2,847
[1]Level 3 Communications, Inc.	1,583	7,029

[1]Liberty Global, Inc.	393	8,449

[1]NeuStar, Inc.	50	1,688

1NII Holdings, Inc.	251	14,151

PanAmSat Holding Corp.	80	1,998

[1]Price Communications Corp.	130	2,203

[1]Qwest Communications
International, Inc.	2,986	24,157
1RCN Corp.	70	1,745

1SBA Communications Corp.	190	4,967

Sprint Nextel Corp.	5,083	101,609

Telephone & Data Systems, Inc. (COM)	78	3,229

Telephone & Data Systems, Inc. (SPL COM)	100	3,890

[1]Time Warner Telecom, Inc.	213	3,163

1US Cellular Corp.	30	1,818

Verizon Communications, Inc.	5,180	173,478

Total Telecommunication Services		776,464

Utilities–3.7%
1AES Corp.	1,257	23,192

AGL Resources, Inc.	104	3,964

[1]Allegheny Energy, Inc.	255	9,453

Allete, Inc.	50	2,368

Alliant Energy Corp.	227	7,786

Ameren Corp.	329	16,614

American Electric Power Co.,
Inc.	711	24,352
American States Water Co.	100	3,565

Aqua America, Inc.	294	6,700

[1]Aquila, Inc.	570	2,400

Atmos Energy Corp.	119	3,321

Avista Corp.	130	2,968

Black Hills Corp.	50	1,717

Centerpoint Energy, Inc.	571	7,137

CH Energy Group, Inc.	70	3,360

Cleco Corp.	100	2,325

1CMS Energy Corp.	510	6,599

Consolidated Edison, Inc.	488	21,687

Constellation Energy Group, Inc.	298	16,247

Dominion Resources, Inc.	621	46,445

DPL, Inc.	280	7,504

DTE Energy Co.	307	12,507

Duke Energy Corp.	2,187	64,232

Duquesne Light Holdings,
Inc.	140	2,302
[1]Dynegy, Inc.	1,171	6,405

Edison International	602	23,478

1El Paso Electric Co.	90	1,814

Empire District Electric Co.	150	3,083

[1]Enbridge Energy
Management LLC	82	3,402
Energen Corp.	180	6,914

Energy East Corp.	302	7,227

Entergy Corp.	390	27,592

Exelon Corp.	1,203	68,366

FirstEnergy Corp.	603	32,689

FPL Group, Inc.	703	29,090

Great Plains Energy, Inc.	111	3,092

Hawaiian Electric Industries,
Inc.	119	3,321
Idacorp, Inc.	90	3,086

KeySpan Corp.	359	14,504

[1]Kinder Morgan
Management LLC	72	3,097
Laclede Group, Inc.	120	4,123

MDU Resources Group, Inc.	208	7,615

MGE Energy, Inc.	100	3,115

[1]Mirant Corp.	573	15,356

[1]Nalco Holding Co.	110	1,939

National Fuel Gas Co.	113	3,971

New Jersey Resources
Corp.	60	2,807
Nicor, Inc.	69	2,864

NiSource, Inc.	449	9,806

US Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Northeast Utilities	290	$5,994

Northwest Natural Gas Co.	90	3,333

NorthWestern Corp.	70	2,405

1NRG Energy, Inc.	156	7,516

NSTAR	220	6,292

OGE Energy Corp.	130	4,554

Oneok, Inc.	200	6,808

Otter Tail Corp.	90	2,460

Peoples Energy Corp.	70	2,514

Pepco Holdings, Inc.	367	8,654

PG&E Corp.	615	24,157

Piedmont Natural Gas Co.	119	2,892

Pinnacle West Capital Corp.	190	7,583

PNM Resources, Inc.	100	2,496

PPL Corp.	725	23,417

Progress Energy, Inc.	440	18,863

Public Service Enterprise
Group, Inc.	440	29,093
Puget Energy, Inc.	165	3,544

Questar Corp.	131	10,544

[1]Reliant Energy, Inc.	674	8,075

SCANA Corp.	210	8,102

Sempra Energy	430	19,556

[1]Sierra Pacific Resources	403	5,642

South Jersey Industries, Inc.	90	2,465

Southern Co.	1,337	42,851

Southern Union Co.	136	3,680

Southwest Gas Corp.	100	3,134

[1]Southwestern Energy Co.	263	8,195

TECO Energy, Inc.	463	6,917

TXU Corp.	788	47,115

UGI Corp.	151	3,718

Unisource Energy Corp.	60	1,869

Vectren Corp.	114	3,106

Westar Energy, Inc.	137	2,884

WGL Holdings, Inc.	100	2,895

Wisconsin Energy Corp.	192	7,738

WPS Resources Corp.	59	2,926

Xcel Energy, Inc.	764	14,654

Total Utilities		956,142

Total Common Stocks–
(Identified Cost $25,275,220.36)		25,202,043

Mutual Fund–0.9%
AIM Prime Fund
(At Net Asset Value)	238,595	238,595

	Par Amount	Value

U.S. Treasury–0.8%
[3]United States Treasury Bill,
4.700%, 09/07/2006 (At Amortized Cost)	$200,000	198,224

Total Investments–99.9%
(Identified Cost $25,712,039)		25,638,862

Other Assets & Liabilities–Net–0.1%		29,921

Total Net Assets–100.00%		$25,668,783

[1]	Non-income producing security
[2]	Investment in non-controlled affiliate. The Portfolio owns shares of State Street Corporation with a cost basis of $36,222 at June 30, 2006.
[3]	Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding long futures contracts.

At June 30, 2006, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mini 500 Index Futures	4	$255,880	September 2006	$6,507

Russell 2000 E Mini Index Futures	2	$146,300	September 2006	$5,376

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

42	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks–95.7%
Aerospace & Defense–0.7%
BAE Systems PLC	4,500	$30,761

Cobham PLC	2,040	6,298

European Aeronautic Defence
and Space Co. NV	622	17,852
Finmeccanica SpA	520	11,535

Gamesa Corp. Tecnologica SA	360	7,710

Meggitt PLC	731	4,315

Rolls-Royce Group PLC	3,254	24,906

Safran SA	250	5,437

Singapore Technologies
Engineering Ltd.	3,000	5,475
Thales SA	189	7,376

Zodiac SA	70	3,933

Total		125,598

Air Freight & Couriers–0.4%
Deutsche Post AG	1,010	27,052

TNT NV	600	21,453

Toll Holdings Ltd.	546	5,694

Yamato Holdings Co. Ltd.	1,000	17,728

Total		71,927

Airlines–0.2%
Air France-KLM	200	4,697

All Nippon Airways Co. Ltd.	1,000	3,843

[1]British Airways PLC	840	5,323

Cathay Pacific Airways Ltd.	2,000	3,502

Deutsche Lufthansa AG	410	7,544

Qantas Airways Ltd.	1,831	4,023

Singapore Airlines Ltd.	1,000	8,020

Total		36,952

Auto Components–0.7%
Aisin Seiki Co. Ltd.	300	8,908

Bridgestone Corp	1,000	19,257

Compagnie Generale des
Etablissements Michelin	220	13,213

Continental AG	190	19,404

Denso Corp	800	26,130

GKN PLC	1,240	6,258

NOK Corp	200	5,799

Stanley Electric Co. Ltd.	300	6,183

Toyota Industries Corp	300	11,842

Trelleborg AB	400	6,819

Valeo SA	130	4,625

Total		128,438

Automobiles–2.8%
DaimlerChrysler AG	1,470	72,564

Fiat SpA	770	10,243

Honda Motor Co. Ltd.	2,400	76,084

Nissan Motor Co. Ltd.	3,200	34,933

Peugeot SA	250	15,542

Renault SA	270	28,981

Toyota Motor Corp	4,700	245,867

Volkswagen AG	370	25,924

Yamaha Motor Co. Ltd.	300	7,834

Total		517,972

Banks–17.9%
ABN AMRO Holding NV	2,852	77,954

Allied Irish Banks Plc	1,624	38,931

Alpha Bank AE	714	17,773

Australia & New Zealand Banking
Group Ltd.	2,856	56,367
Banca Intesa SpA (Ord.)	5,800	33,945

Banca Intesa SpA (Cert.–participating cumulative)	2,167	11,755

Banca Monte dei Paschi
di Siena SpA	1,680	10,090
Banca Popolare di Milano SCRL	680	8,659

Banca Popolare di Verona e
Novara Scrl	610	16,330
Banche Popolari Unite Scpa	580	14,994

Banco Bilbao Vizcaya
Argentaria SA	5,204	106,931
Banco Comercial Portugues SA	3,260	9,248

Banco Espirito Santo SA	338	4,552

Banco Popular Espanol SA	1,350	20,097

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Banco Santander Central
Hispano SA	9,936	$144,997
Bank of East Asia Ltd.	3,400	13,964

Bank of Fukuoka Ltd.	1,000	7,598

Bank of Ireland	1,380	24,600

Bank of Yokohama Ltd.	2,000	15,458

Barclays PLC	10,000	113,606

BNP Paribas	1,410	134,862

BOC Hong Kong Holdings Ltd.	5,500	10,763

Capitalia SpA	2,120	17,378

Chiba Bank Ltd.	1,000	9,345

Commerzbank AG	1,072	38,959

Commonwealth Bank of Australia	2,009	66,223

Credit Agricole SA	1,037	39,423

Credit Suisse Group	1,863	104,037

Danske Bank A	610	23,200

DBS Group Holdings Ltd.	2,000	22,861

Depfa Bank PLC	530	8,777

Deutsche Bank AG	834	93,784

Deutsche Postbank AG	148	10,640

Dexia	760	18,258

DNB NOR ASA	1,000	12,408

EFG Eurobank Ergasias SA	420	11,636

Emporiki Bank of Greece SA	170	5,883

Erste Bank der
Oesterreichischen Sparkassen AG	304	17,093
Hang Seng Bank Ltd.	1,000	12,688

HBOS PLC	6,038	104,930

HSBC Holdings PLC	18,146	319,204

Joyo Bank Ltd.	1,000	6,061

[1]Jyske Bank	93	5,385

KBC Groep NV	324	34,737

Lloyds TSB Group PLC	8,642	84,917

Macquarie Bank Ltd.	330	16,901

Mediobanca SpA	730	14,282

Mitsubishi UFJ Financial
Group, Inc.	15	209,598
Mizuho Financial Group, Inc.	15	126,938

National Australia Bank Ltd.	2,535	66,157

[1]National Bank of Greece SA	460	18,152

Nishi-Nippon City Bank Ltd.	1,000	4,786

Nordea Bank AB	3,560	42,435

Oversea-Chinese Banking Corp	4,000	16,672

Piraeus Bank SA	500	11,884

Raiffeisen International Bank
Holding AG	73	6,334
Resona Holdings, Inc.	7	22,069

Royal Bank of Scotland
Group PLC	5,109	167,937
Sanpaolo IMI SpA	1,610	28,453

Sapporo Hokuyo Holdings, Inc.	2	20,960

Shinsei Bank Ltd.	3,000	18,995

Shizuoka Bank Ltd.	1,000	10,794

Skandinaviska Enskilda
Banken AB	710	16,877
Societe Generale	543	79,795

Sumitomo Mitsui Financial
Group, Inc.	9	95,105
Suncorp-Metway Ltd.	931	13,371

Svenska Handelsbanken	750	19,283

Sydbank A	140	4,641

UBS AG	1,651	180,621

UniCredito Italiano SpA	12,375	96,778

United Overseas Bank Ltd.	2,000	19,703

Westpac Banking Corp	2,942	50,836

Total		3,341,658

Beverages–1.3%
Asahi Breweries Ltd.	600	8,421

C&C Group PLC	690	5,987

Carlsberg A	80	5,845

Coca-Cola Amatil Ltd.	1,385	7,289

Diageo PLC	4,755	79,952

Foster’s Group Ltd.	3,625	14,718

Heineken NV	370	15,674

InBev NV	260	12,741

Kirin Brewery Co. Ltd.	1,000	15,711

44	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Beverages (continued)
Orkla ASA	320	$14,828

Pernod-Ricard SA	110	21,787

SABMiller PLC	1,270	22,880

Sapporo Holdings Ltd.	1,000	5,057

Scottish & Newcastle PLC	1,220	11,497

Takara Holdings, Inc.	1,000	5,843

Total		248,230

Biotechnology–0.0%
Serono SA	10	6,895

Building Products–0.6%
Asahi Glass Co. Ltd.	2,000	25,344

Assa Abloy AB	480	8,050

Cie de Saint-Gobain	440	31,430

Geberit AG	10	11,544

JS Group Corp	400	8,402

Nippon Sheet Glass Co. Ltd.	2,000	11,109

TOTO Ltd.	1,000	9,554

Wienerberger AG	130	6,171

Total		111,604

Chemicals–2.7%
Air Liquide	230	44,762

Akzo Nobel NV	380	20,472

[1]Arkema	87	3,392

Asahi Kasei Corp	2,000	13,047

BASF AG	843	67,628

Bayer AG	1,051	48,268

BOC Group PLC	720	21,045

Ciba Specialty Chemicals AG	140	7,790

Clariant AG	370	5,241

Dainippon Ink and Chemicals,
Inc.	2,000	7,493
Denki Kagaku Kogyo K K	1,000	4,157

Givaudan	13	10,216

Imperial Chemical Industries
PLC	1,720	11,543

JSR Corp	300	7,572

Kaneka Corp	2,000	18,165

Koninklijke DSM NV	220	9,154

Kuraray Co. Ltd.	1,000	11,179

Lonza Group AG	80	5,477

Mitsubishi Chemical Holdings
Corp	1,500	9,366
Mitsubishi Gas Chemical Co.,
Inc.	1,000	11,458
Mitsubishi Rayon Co. Ltd.	1,000	8,139

Mitsui Chemicals, Inc.	1,000	6,524

Novozymes A	110	7,425

Orica Ltd.	516	9,150

Shin-Etsu Chemical Co. Ltd.	600	32,592

Showa Denko KK	1,000	4,445

Solvay SA	100	11,494

Sumitomo Bakelite Co. Ltd.	1,000	9,380

Sumitomo Chemical Co. Ltd.	2,000	16,663

Syngenta AG	160	21,227

Teijin Ltd.	1,000	6,340

Toray Industries, Inc.	3,000	26,016

Tosoh Corp	1,000	3,982

Ube Industries Ltd.	1,000	2,891

Yara International ASA	350	4,666

Total		508,359

Commercial Services & Supplies–1.1%
Adecco SA	200	11,806

Benesse Corp	100	3,450

Brambles Industries Ltd.	1,460	11,920

Brambles Industries PLC	1,080	8,586

Buhrmann NV	293	4,246

Capita Group PLC	1,040	8,873

Dai Nippon Printing Co. Ltd.	1,000	15,458

Group 4 Securicor PLC	1,830	5,675

Hays PLC	2,550	6,364

PagesJaunes Groupe SA	300	9,411

[1]Petrojarl Asa Nok2	140	922

Randstad Holdings NV	100	5,858

Rentokil Initial PLC	2,870	8,277

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (continued)
Sandvik AB	1,500	$17,412

Secom Co. Ltd.	500	23,623

Securitas AB	480	9,181

Serco Group PLC	800	4,733

SGS SA	10	9,471

Societe BIC SA	70	4,526

Toppan Printing Co. Ltd.	1,000	11,301

Vedior NV	290	6,085

WPP Group PLC	1,720	20,812

Total		207,990

Communications Equipment–1.4%
Alcatel SA	2,359	29,903

GN Store Nord	390	4,477

Nokia OYJ	6,870	140,110

Telefonaktiebolaget LM Ericsson	22,950	75,707

Total		250,197

Computers & Peripherals–0.4%
Fujitsu Ltd.	3,000	23,239

Logitech International SA	120	4,624

NEC Corp	3,000	15,982

Toshiba Corp	4,000	26,095

Wincor Nixdorf AG	40	5,109

Total		75,049

Construction & Engineering–1.0%
Acciona SA	50	7,760

ACS Actividades Cons y Serv	380	15,835

Aker Kvaerner ASA	57	5,347

[1]Alstom RGPT	160	14,608

Amec PLC	730	4,295

Balfour Beatty PLC	710	4,509

Fomento de Construcciones y
Contratas SA	100	7,597
Grupo Ferrovial SA	100	7,629

Hochtief AG	100	5,557

[1]Husqvarna AB	450	5,411

Kajima Corp	1,000	4,585

Kinden Corp	1,000	8,567

Kurita Water Industries Ltd.	200	4,105

Leighton Holdings Ltd.	320	4,121

Nishimatsu Construction Co. Ltd.	1,000	3,729

Obayashi Corp	1,000	6,873

Sacyr Vallehermoso Sa Shs
Issue 06	7	234

SembCorp Industries Ltd.	3,000	6,138

Shimizu Corp	1,000	5,598

Skanska AB	580	8,923

Taisei Corp	1,000	3,651

Toda Corp	1,000	4,829

Vinci SA	367	37,776

YIT OYJ	240	5,879

Total		183,556

Construction Materials–0.8%
Boral Ltd.	1,378	8,326

CRH PLC	760	24,687

CSR Ltd.	1,990	4,948

Fletcher Building Ltd.	972	5,421

Hanson PLC	1,030	12,501

Holcim Ltd.	283	21,649

Imerys SA	70	5,591

James Hardie Industries NV	800	4,572

Lafarge SA	250	31,355

Rinker Group Ltd.	1,310	15,937

Sumitomo Osaka Cement Co. Ltd.	2,000	6,148

Taiheiyo Cement Corp	1,000	3,686

Titan Cement Co. SA	140	6,562

Total		151,383

Containers & Packaging–0.1%
Amcor Ltd.	1,421	7,046

Rexam PLC	870	8,492

Toyo Seikan Kaisha Ltd.	300	5,436

Total		20,974

Distributors–0.0%
Li & Fung Ltd.	2,200	4,461

46	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials–3.3%
3i Group PLC	810	$13,500

Acom Co. Ltd.	100	5,423

Aiful Corp	100	5,336

Amvescap PLC	1,070	9,797

Australian Stock Exchange Ltd.	250	6,046

Babcock & Brown International
Pty Ltd.	350	5,635
Cattles Plc	790	4,809

Close Brothers Group Plc	280	4,716

Collins Stewart Tullett PLC	574	8,054

Credit Saison Co. Ltd.	200	9,467

Daiwa Securities Group, Inc.	2,000	23,824

Deutsche Boerse AG	140	19,053

E*Trade Securities Co. Ltd.	3	4,009

Euronext NV	130	12,177

Fortis	1,940	65,992

Groupe Bruxelles Lambert SA	100	10,466

Hokuhoku Financial Group, Inc.	1,000	4,174

Hong Kong Exchanges and
Clearing Ltd.	2,000	12,862
Hypo Real Estate Holding AG	200	12,137

ICAP PLC	760	6,997

ING Groep NV	3,004	117,962

Investec PLC	173	8,252

London Stock Exchange Group
PLC	362	7,616

Keppel Corp Ltd.	1,000	9,283

Man Group Plc	430	20,256

Mediolanum SpA	660	4,630

Mitsubishi UFJ Securities Co.	1,000	12,890

Mitsui Trust Holdings, Inc.	1,000	12,008

Nikko Cordial Corp	1,000	12,785

Nomura Holdings, Inc.	2,800	52,452

ORIX Corp	130	31,732

Perpetual Ltd.	100	5,429

Promise Co. Ltd.	100	5,790

Provident Financial Plc	530	6,026

Schroders PLC	260	4,855

Shinko Securities Co. Ltd.	2,000	8,454

Singapore Exchange Ltd.	2,000	4,446

Sumitomo Trust & Banking
Co. Ltd.	2,000	21,833
Swire Pacific Ltd.	1,500	15,479

Takefuji Corp	200	11,912

Total		618,564

Diversified Telecommunication Services–3.3%
Belgacom SA	230	7,621

BT Group PLC	14,722	65,117

Deutsche Telekom AG	4,424	71,117

Eircom Group PLC	1,870	5,185

Elisa OYJ	280	5,328

France Telecom SA	2,683	57,633

Hellenic Telecommunications
Organization SA	430	9,462
[1]Hutchison Telecommunications
International Ltd.	3,000	4,886
Mobistar SA	60	4,757

Nippon Telegraph &
Telephone Corp	8	39,195
PCCW Ltd.	6,000	4,287

Portugal Telecom SGPS SA	1,240	14,958

Royal KPN NV	2,940	33,023

Singapore Telecommunications
Ltd.	14,000	22,457
Swisscom AG	30	9,858

Tele2 AB	530	5,344

Telecom Corp of New Zealand
Ltd.	5,966	14,691
Telecom Italia SpA (Ord)	17,858	49,690

Telecom Italia SpA (RNC– Participating Cumulative)	8,030	20,728

Telefonica SA	6,863	114,184

Telekom Austria AG	480	10,679

Telenor ASA	1,100	13,295

TeliaSonera AB	2,670	15,136

Telstra Corp Ltd.	3,200	8,741

Total		607,372

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electric Utilities–2.9%
Chubu Electric Power Co., Inc.	900	$24,287

CLP Holdings Ltd.	2,500	14,629

E.ON AG	977	112,387

Electric Power Development Co.	200	7,615

Endesa SA	1,400	48,643

Enel SpA	7,194	61,960

Energias de Portugal SA	1,956	7,673

Hokkaido Electric Power Co., Inc.	400	9,484

HongKong Electric Holdings	2,000	9,038

Iberdrola SA	1,436	49,416

International Power PLC	2,100	11,045

Kansai Electric Power Co., Inc.	1,100	24,593

Kyushu Electric Power Co., Inc.	600	13,938

Public Power Corp	280	6,627

Scottish & Southern Energy PLC	1,230	26,173

Scottish Power PLC	2,088	22,505

Terna SpA	2,170	5,782

Tohoku Electric Power Co., Inc.	700	15,344

Tokyo Electric Power Co., Inc.	1,900	52,435

Union Fenosa SA	201	7,772

Verbund–Oesterreichische
Elektrizitaetswirtschafts AG	100	4,805

Total		536,151

Electrical Equipment–1.8%
ABB Ltd.	3,608	46,836

Fanuc Ltd.	300	26,933

Fuji Electric Holdings Co. Ltd.	2,000	10,462

Fujikura Ltd.	1,000	11,030

Furukawa Electric Co. Ltd.	1,000	6,463

Hitachi Cable Ltd.	1,000	4,629

Matsushita Electric Works Ltd.	1,000	11,100

Mitsubishi Electric Corp	3,000	24,025

Nitto Denko Corp	300	21,353

Schneider Electric SA	320	33,326

Siemens AG	1,326	115,272

Sumitomo Electric Industries Ltd.	1,000	14,637

Ushio, Inc.	200	4,218

Vestas Wind Systems A	270	7,378

Total		337,662

Electronic Equipment & Instruments–1.3%
Alps Electric Co. Ltd.	300	3,747

Anritsu Corp	1,000	5,319

Citizen Watch Co. Ltd.	700	6,339

Dainippon Screen Manufacturing
Co. Ltd.	1,000	9,152
Hirose Electric Co. Ltd.	100	12,139

Hitachi Chemical Co. Ltd.	200	5,240

Hitachi Ltd.	5,000	33,012

Hoya Corp	600	21,327

Ibiden Co. Ltd.	200	9,607

Keyence Corp	100	25,518

Kyocera Corp	300	23,213

Nidec Corp	200	14,322

Oki Electric Industry Co. Ltd.	1,000	2,358

Omron Corp	400	10,183

Rohm Co. Ltd.	200	17,868

TDK Corp	200	15,196

Venture Corp Ltd.	1,000	6,694

Yaskawa Electric Corp	1,000	11,615

Yokogawa Electric Corp	300	4,273

Total		237,122

Energy Equipment & Services–0.2%
[1]Acergy	380	5,783

[1]Petroleum Geo-Services ASA	140	7,893

SBM Offshore NV	244	6,498

[1]SeaDrill Ltd.	403	5,308

Technip SA	140	7,746

WorleyParsons Ltd.	306	4,565

Total		37,793

48	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Food & Drug Retailing–1.5%
Carrefour SA	938	$54,945

Casino Guichard Perrachon SA	80	6,077

Coles Myer Ltd.	1,860	15,683

Colruyt SA	40	6,241

Delhaize Group	110	7,619

FamilyMart Co. Ltd.	100	2,882

J Sainsbury PLC	2,060	12,739

Kesko OYJ	160	6,130

[1]Koninklijke Ahold NV	2,200	19,088

Lawson, Inc.	100	3,642

Seven & I Holdings Co. Ltd.	1,300	42,802

Tesco PLC	12,680	78,297

Woolworths Ltd.	1,695	25,351

Total		281,496

Food Products–2.2%
Ajinomoto Co., Inc.	1,000	11,065

Cadbury Schweppes PLC	2,900	27,960

Coca Cola Hellenic Bottling
Co. SA	310	9,230
Danisco A	90	6,553

East Asiatic Co. Ltd. A	50	1,887

Groupe Danone	397	50,401

Kerry Group PLC	260	5,582

Nestle SA	653	204,721

Nisshin Seifun Group, Inc.	500	5,567

Nissin Food Products Co. Ltd.	200	7,056

Royal Numico NV	241	10,806

Tate & Lyle PLC	780	8,731

Unilever NV	2,729	61,829

Yakult Honsha Co. Ltd.	200	5,432

Total		416,820

Gas Utilities–0.5%
Australian Gas Light Co. Ltd.	810	10,527

Centrica PLC	5,360	28,266

Gas Natural SDG SA	330	10,066

Hong Kong & China Gas	5,000	10,976

Osaka Gas Co. Ltd.	3,000	9,641

Snam Rete Gas SpA	2,169	9,528

Tokyo Gas Co. Ltd.	3,000	14,122

Total		93,126

Health Care Equipment & Supplies–0.7%
Cie Generale d’Optique Essilor
International SA	160	16,091
Cochlear Ltd.	130	5,271

Getinge AB	390	6,622

Luxottica Group SpA	376	10,205

Nobel Biocare Holding AG	40	9,479

Olympus Corp	1,000	26,724

Phonak Holding AG	100	6,242

[1]Qiagen NV	370	4,988

Smith & Nephew PLC	1,440	11,088

Straumann Holding AG	20	5,090

Synthes, Inc.	80	9,634

Terumo Corp	300	10,008

[1]William Demant Holding	100	7,469

Total		128,911

Health Care Providers & Services–0.2%
Alliance Unichem PLC	470	8,880

Celesio AG	80	7,266

Fresenius Medical Care
AG & Co. KGaA	100	11,485
Mediceo Paltac Holdings Co. Ltd.	300	5,358

Sonic Healthcare Ltd.	550	5,797

Suzuken Co. Ltd.	100	3,965

Total		42,751

Hotels Restaurants & Leisure–0.9%
Accor SA	290	17,636

Aristocrat Leisure Ltd.	500	4,780

[1]BetandWin.com Interactive
Entertainment AG	47	3,724
Carnival PLC	250	10,182

City Developments Ltd.	1,000	5,905

Compass Group PLC	3,310	16,048

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Hotels Restaurants & Leisure (continued)

Enterprise Inns Plc	550	$9,639

First Choice Holidays Plc	1,010	4,271

Intercontinental Hotels Group
PLC	612	10,698
Ladbrokes PLC	836	6,298

Mitchells & Butlers PLC	1,123	10,702

OPAP SA	350	12,657

Oriental Land Co. Ltd.	100	5,624

Punch Taverns PLC	420	6,794

Rank Group PLC	1,170	4,315

Shangri-La Asia Ltd.	2,000	3,850

Sodexho Alliance SA	150	7,201

TABCORP Holdings Ltd.	1,059	11,948

TUI AG	370	7,324

Whitbread PLC	382	8,235

William Hill PLC	740	8,571

Total		176,402

Household Durables–1.8%
Barratt Developments PLC	360	6,309

Bellway PLC	220	4,718

Casio Computer Co. Ltd.	400	7,633

Daito Trust Construction Co. Ltd.	100	5,537

Daiwa House Industry Co. Ltd.	1,000	15,982

Electrolux AB	450	6,487

George Wimpey PLC	640	5,381

Koninklijke Philips Electronics NV	2,051	64,028

Makita Corp	200	6,323

Matsushita Electric Industrial Co.
Ltd.	3,000	63,272
Persimmon PLC	405	9,240

Pioneer Corp	300	4,836

Sanyo Electric Co. Ltd.	2,000	4,314

Sekisui Chemical Co. Ltd.	1,000	8,628

Sekisui House Ltd.	1,000	13,720

Sharp Corp	2,000	31,579

Sony Corp	1,600	70,565

Taylor Woodrow PLC	920	5,681

Thomson	400	6,609

Total		340,842

Household Products–0.4%
Kao Corp	1,000	26,156

Reckitt Benckiser PLC	1,067	39,847

Uni-Charm Corp	100	5,519

Total		71,522

Industrial Conglomerates–0.5%
Alinta Ltd.	633	4,900

Banca Antonveneta SpA	160	5,418

Burberry Group PLC	1,038	8,252

Hopewell Holdings	2,000	5,613

Hutchison Whampoa Ltd.	3,000	27,346

Intertek Group PLC	360	4,659

Pirelli & Co. SpA	5,630	4,896

Smiths Group PLC	810	13,343

Sonae SGPS SA	3,140	4,694

Tomkins Plc	1,250	6,650

Wesfarmers Ltd.	580	15,210

Total		100,981

Insurance–4.2%
Aegon NV	2,536	43,327

Alleanza Assicurazioni SpA	720	8,152

Allianz AG	618	97,545

AMP Ltd.	2,724	18,460

Assicurazioni Generali SpA	1,599	58,193

Aviva PLC	3,832	54,231

AXA Asia Pacific Holdings Ltd.	1,613	7,507

1AXA SA	2,307	75,646

CNP Assurances	60	5,700

Corp Mapfre SA	260	4,794

Friends Provident PLC	2,630	8,691

Insurance Australia Group Ltd.	2,684	10,658

Irish Life & Permanent Plc	420	9,983

Legal & General Group PLC	8,880	21,055

50	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance (continued)
Millea Holdings, Inc.	2	$37,204

Mitsui Sumitomo Insurance
Co. Ltd.	2,000	25,099
Muenchener Rueckversicherungs
AG	297	40,537
Old Mutual PLC	9,938	29,994

Prudential PLC	3,875	43,771

QBE Insurance Group Ltd.	1,120	17,042

Resolution Plc	390	4,831

Royal & Sun Alliance Insurance
Group	4,221	10,496
Sampo Oyj	600	11,439

SCOR	1,990	4,348

Sompo Japan Insurance, Inc.	1,000	13,973

Storebrand ASA	500	5,160

Swiss Reinsurance	476	33,208

T&D Holdings, Inc.	350	28,274

[1]Topdanmark A	50	6,964

Zurich Financial Services AG	241	52,731

Total		789,013

Internet & Catalog Retail–0.2%
GUS PLC	1,250	22,324

Rakuten, Inc.	10	5,938

Total		28,262

Internet Software & Services–0.2%
SBI Holdings, Inc.	10	4,410

Softbank Corp	1,000	22,401

Yahoo! Japan Corp	20	10,585

Total		37,396

IT Consulting & Services–0.3%
[1]Atos Origin SA	100	6,536

Cap Gemini SA	180	10,265

Computershare Ltd.	880	5,127

CSK Holdings Corp	100	4,559

Getronics NV	320	3,439

Indra Sistemas SA	340	6,669

LogicaCMG PLC	1,760	5,678

NTT Data Corp	2	8,646

Tietoenator Oyj	140	4,040

Total		54,959

Leisure Equipment & Products–0.4%
AGFA-Gevaert NV	240	5,809

Fuji Photo Film Co. Ltd.	700	23,475

Konica Minolta Holdings, Inc.	500	6,310

Namco Bandai Holdings, Inc.	400	6,075

Sankyo Co. Ltd.	200	12,698

Shimano, Inc.	200	6,113

Yamaha Corp	300	5,633

Total		66,113

Machinery–1.9%
Alfa Laval AB	200	5,974

Amada Co. Ltd.	1,000	10,480

Atlas Copco AB, Series A	780	21,622

Atlas Copco AB, Series B	200	5,184

Daikin Industries Ltd.	400	13,868

Ebara Corp	1,000	4,262

Heidelberger Druckmaschinen	110	4,997

Hitachi Construction Machinery
Co. Ltd.	200	4,812
IMI Plc	700	6,461

[1]Invensys PLC	14,000	4,982

Ishikawajima-Harima Heavy
Industries Co. Ltd.	2,000	6,323
JTEKT Corp	400	7,720

Kawasaki Heavy Industries Ltd.	3,000	10,087

Komatsu Ltd.	2,000	39,736

Kubota Corp	2,000	18,951

[1]Linde AG	130	10,009

MAN AG	210	15,194

Metso Oyj	190	6,888

Minebea Co. Ltd.	1,000	5,441

Mitsubishi Heavy Industries Ltd.	4,000	17,257

Mitsui Engineering &
Shipbuilding Co. Ltd.	2,000	6,113

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Machinery (continued)
NGK Insulators Ltd.	1,000	$11,685

NSK Ltd.	1,000	8,288

NTN Corp	1,000	7,903

Scania AB	200	9,065

SMC Corp	100	14,139

Sulzer AG	10	7,478

Sumitomo Heavy Industries Ltd.	1,000	9,240

Techtronic Industries Co.	1,500	2,028

THK Co. Ltd.	200	5,956

Vallourec	20	24,024

Volvo AB	460	22,570

Wartsila Oyj	200	8,434

Total		357,171

Marine–0.2%
AP Moller–Maersk A	2	15,556

Frontline Ltd.	110	4,108

Kawasaki Kisen Kaisha Ltd.	1,000	5,781

Mitsui OSK Lines Ltd.	2,000	13,589

Nippon Yusen KK	1,000	6,497

Ship Finance International Ltd.	5	87

Total		45,618

Media–1.7%
Aegis Group Plc	2,070	4,985

Antena 3 de Television SA	180	4,108

British Sky Broadcasting PLC	1,760	18,661

Daily Mail & General Trust	671	7,617

Dentsu, Inc.	3	8,279

Emap PLC	440	6,926

EMI Group PLC	1,250	7,019

Eniro AB	350	3,675

Independent News & Media PLC	1,472	4,307

ITV PLC	6,040	12,060

John Fairfax Holdings Ltd.	2,560	7,126

Lagardere SCA	180	13,272

Mediaset SpA	1,320	15,552

[1]Modern Times Group AB SER B NPV	100	5,246

[1]Modern Times Group AB SER B NPV Red Shs	100	342

Pearson PLC	1,180	16,067

Publicis Groupe	210	8,104

Publishing & Broadcasting Ltd.	360	4,866

Reed Elsevier NV	1,090	16,380

Reed Elsevier PLC	1,900	19,179

Reuters Group PLC	2,050	14,591

Seat Pagine Gialle SpA	9,350	4,349

Singapore Press Holdings Ltd.	4,000	10,407

Societe Television Francaise 1	200	6,517

Toho Co. Ltd.	300	5,987

Trinity Mirror Plc	610	5,503

United Business Media PLC	450	5,387

Vivendi Universal SA	1,750	61,273

Wolters Kluwer NV	441	10,408

Yell Group PLC	1,100	10,402

Total		318,595

Metals & Mining–4.4%
Acerinox SA	460	7,971

Alumina Ltd.	1,840	9,219

Anglo American PLC	2,252	92,344

Arcelor	927	44,706

BHP Billiton Ltd.	5,481	117,980

BHP Billiton PLC	4,190	81,258

BlueScope Steel Ltd.	1,320	7,789

Boliden AB	1,000	18,365

Corus Group PLC	1,306	11,022

Daido Steel Co. Ltd.	1,000	7,842

Dowa Mining Co. Ltd.	1,000	8,838

JFE Holdings, Inc.	800	33,885

Johnson Matthey PLC	350	8,586

Kobe Steel Ltd.	4,000	12,506

Kone OYJ	140	5,814

Mitsubishi Materials Corp	2,000	8,524

52	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Mitsui Mining & Smelting Co.
Ltd.	2,000	$11,790
Newcrest Mining Ltd.	490	7,667

Nippon Steel Corp	11,000	41,596

Nisshin Steel Co. Ltd.	1,000	3,214

Outokumpu OYJ	400	9,354

Rautaruukki OYJ	180	5,433

Rio Tinto Ltd.	409	23,619

Rio Tinto PLC	1,735	91,705

Salzgitter AG	64	5,428

SKF AB	640	10,068

Ssab Svenskt Stal AB	450	8,950

Sumitomo Metal Industries Ltd.	8,000	32,977

Sumitomo Metal Mining Co. Ltd.	1,000	13,030

ThyssenKrupp AG	550	18,814

Umicore	40	5,336

Voestalpine AG	40	6,072

Xstrata PLC	1,174	44,494

Zinifex Ltd.	493	3,667

Total		819,863

Multi-Line Retail–0.6%
Aeon Co. Ltd.	900	19,728

Isetan Co. Ltd.	300	5,109

Marks & Spencer Group PLC	2,350	25,503

Marui Co. Ltd.	500	7,781

Metro AG	220	12,460

Mitsukoshi Ltd.	1,000	4,568

Next PLC	420	12,672

PPR SA	100	12,740

Takashimaya Co. Ltd.	1,000	12,541

Westfield Group Npv
(Rfd 02mar06)	67	854

Total		113,956

Multi-Utilities–0.9%
RWE AG	664	55,195

Suez SA	1,653	68,649

United Utilities PLC	1,310	15,536

Veolia Environnement	480	24,786

Total		164,166

Office Electronics–0.6%
Canon, Inc.	1,800	88,188

Neopost SA	60	6,832

Ricoh Co. Ltd.	1,000	19,606

Total		114,626

Oil & Gas–8.0%
BG Group PLC	5,636	75,281

BP PLC	32,853	382,947

Caltex Australia Ltd.	300	5,255

ENI SpA	4,187	123,219

Fortum Oyj	630	16,101

Gaz de France	320	10,734

[1]Inpex Holdings, Inc.	2	17,641

[1]Lundin Petroleum AB	410	4,958

National Grid PLC	4,566	49,382

Neste Oil OYJ	220	7,742

Nippon Mining Holdings, Inc.	1,000	8,410

Nippon Oil Corp	2,000	14,602

Norsk Hydro ASA	1,050	27,827

OMV AG	230	13,681

Origin Energy Ltd.	1,610	8,795

Repsol YPF SA	1,320	37,767

Royal Dutch Shell PLC	6,164	207,402

Royal Dutch Shell PLC, B Shares	4,440	155,222

Santos Ltd.	1,089	9,781

Showa Shell Sekiyu KK	400	4,692

Statoil ASA	1,190	33,735

TonenGeneral Sekiyu KK	2,000	20,541

Total SA	3,508	230,635

Woodside Petroleum Ltd.	680	22,208

Total		1,488,558

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Paper & Forest Products–0.3%
Holmen AB	130	$5,244

Nippon Paper Group, Inc.	1	4,087

Norske Skogindustrier ASA	320	4,690

OJI Paper Co. Ltd.	1,000	5,685

Stora Enso Oyj	880	12,280

Svenska Cellulosa AB	260	10,721

UPM-Kymmene Oyj	760	16,364

Total		59,071

Personal Products–0.6%
Beiersdorf AG	40	6,022

L’Oreal SA	420	39,635

Shiseido Co. Ltd.	1,000	19,606

Unilever PLC	2,015	45,299

Total		110,562

Pharmaceuticals–6.7%
Altana AG	110	6,123

Astellas Pharma, Inc.	800	29,344

AstraZeneca PLC	2,577	155,504

Boots Group PLC	766	10,897

Chugai Pharmaceutical Co. Ltd.	400	8,157

CSL Ltd.	280	11,171

Daiichi Sankyo Co. Ltd.	1,000	27,510

Eisai Co. Ltd.	400	17,991

[1]Elan Corp PLC	610	10,133

GlaxoSmithKline PLC	9,432	263,479

Merck KGaA	80	7,268

Novartis AG	3,767	203,597

Novo-Nordisk A	360	22,912

Roche Holding AG	1,122	185,130

Sanofi-Aventis	1,582	154,245

Santen Pharmaceutical Co. Ltd.	200	4,751

Shionogi & Co. Ltd.	2,000	35,632

Takeda Pharmaceutical Co. Ltd.	1,400	87,053

UCB SA	140	7,567

Total		1,248,464

Real Estate–2.9%
Berkeley Group Holdings PLC	230	5,158

British Land Co. PLC	760	17,746

Brixton PLC	620	5,493

CapitaLand Ltd.	2,000	5,684

Centro Properties Group	1,506	7,478

CFS Gandel Retail Trust	7,370	10,175

Cheung Kong Holdings Ltd.	3,000	32,522

Corio NV	110	6,836

DB RREEF Trust	7,960	8,656

GPT Group	3,037	9,783

Hammerson Plc	631	13,812

Hang Lung Properties Ltd.	3,000	5,427

Henderson Land Development Co.
Ltd.	1,000	5,176
Hysan Development Co. Ltd.	2,030	5,750

1IMMOFINANZ Immobilien Anlagen
AG	920	10,204
Inmobiliaria Colonial	126	9,999

Investa Property Group	6,310	10,257

Japan Real Estate Investment Corp	1	8,908

Japan Retail Fund Investment Corp	1	7,860

Klepierre	60	6,943

Land Securities Group PLC	650	21,558

Lend Lease Corp Ltd.	644	6,687

Leopalace21 Corp	200	6,899

Liberty International PLC	579	11,400

Link REIT	3,000	6,006

Macquarie Goodman Group	2,428	10,813

Macquarie Office Trust	8,149	8,347

Metrovacesa SA	133	11,999

Mirvac Group	2,505	8,088

Mitsubishi Estate Co. Ltd.	2,000	42,443

Mitsui Fudosan Co. Ltd.	1,000	21,702

New World Development Ltd.	4,046	6,616

Nippon Building Fund, Inc.	1	9,694

Rodamco Europe NV	99	9,697

Sacyr Vallehermoso SA	190	6,344

54	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
Sino Land Co.	2,013	$3,214

Slough Estates PLC	840	9,496

Stockland	2,403	12,521

Sumitomo Realty & Development
Co. Ltd.	1,000	24,628
Sun Hung Kai Properties Ltd.	2,000	20,394

Tokyo Tatemono Co. Ltd.	1,000	10,707

Tokyu Land Corp	1,000	7,781

Unibail	80	13,934

Wereldhave NV	60	5,831

[1]Westfield Group	2,806	36,094

Wharf Holdings Ltd.	3,000	10,660

Total		537,420

Road & Rail–0.9%
Arriva Plc	500	5,514

Central Japan Railway Co.	4	39,824

DSV A	40	6,681

East Japan Railway Co.	5	37,116

Firstgroup Plc	790	6,850

Keihin Electric Express
Railway Co. Ltd.	1,000	7,074
Keio Corp	1,000	6,471

Kintetsu Corp	2,000	6,672

MTR Corp	2,539	6,129

National Express Group PLC	290	4,761

Nippon Express Co. Ltd.	1,000	5,397

Odakyu Electric Railway Co. Ltd.	1,000	6,445

Stagecoach Group PLC	2,180	4,645

Tobu Railway Co. Ltd.	2,000	9,537

Tokyu Corp	1,000	5,834

West Japan Railway Co.	3	12,445

Total		171,395

Semiconductor Equipment & Products–0.7%
Advantest Corp	100	10,183

ARM Holdings Plc	2,170	4,543

1ASML Holding NV	680	13,764

1CSR PLC	200	4,659

[1]Infineon Technologies AG	950	10,574

Murata Manufacturing Co. Ltd.	300	19,466

Nikon Corp	2,000	34,898

Seiko Epson Corp	200	5,450

STMicroelectronics NV	910	14,640

Tokyo Electron Ltd.	200	13,973

Total		132,150

Software–0.7%
[1]Business Objects SA	110	2,998

Dassault Systemes SA	90	4,819

Konami Corp	200	4,410

Misys PLC	1,060	4,213

Nintendo Co. Ltd.	200	33,536

Sage Group PLC	1,910	8,148

SAP AG	346	72,953

Total		131,077

Specialty Retail–1.0%
Aoyama Trading Co. Ltd.	100	3,126

Compagnie Financiere
Richemont AG	813	37,170
DSG International PLC	2,860	10,099

Esprit Holdings Ltd.	2,500	20,439

Fast Retailing Co. Ltd.	100	8,166

Grafton Group PLC	480	6,042

Hennes & Mauritz AB	930	35,963

Inchcape Plc	780	6,813

Inditex SA	340	14,329

Kesa Electricals PLC	1,280	6,839

Kingfisher PLC	3,550	15,653

Sega Sammy Holdings, Inc.	200	7,406

Signet Group PLC	2,870	5,094

International Stock Market Portfolio	AARP PORTFOLIOS 2006 ANNUAL REPORT	55

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Travis Perkins PLC	240	$6,713

Yamada Denki Co. Ltd.	100	10,192

Total		194,044

Textiles & Apparel–0.5%
Adidas-Salomon AG	280	13,374

Bulgari SpA	400	4,534

Hermes International	90	7,953

LVMH Moet Hennessy Louis
Vuitton SA	340	33,715
Puma AG Rudolf Dassler Sport	30	11,651

Swatch Group AG CHF 2.25 (BR)	55	9,273

Swatch Group AG CHF 0.45 (Regd)	330	11,504

Toyobo Co. Ltd.	1,000	2,830

Total		94,834

Tobacco–0.9%
Altadis SA	440	20,781

British American Tobacco
PLC	2,499	62,925
Gallaher Group PLC	990	15,465

Imperial Tobacco Group PLC	1,020	31,473

Japan Tobacco, Inc.	7	25,492

Swedish Match AB	500	8,039

Total		164,175

Trading Companies & Distributors–1.0%
Bunzl PLC	783	8,939

Electrocomponents Plc	910	3,899

Hagemeyer NV	1,320	6,089

Itochu Corp	2,000	17,554

Marubeni Corp	2,000	10,654

Mitsubishi Corp	2,100	41,906

Mitsui & Co. Ltd.	3,000	42,339

[1]Sojitz Corp	700	2,763

Sumitomo Corp	2,000	26,357

Toyota Tsusho Corp	300	7,192

Wolseley PLC	860	18,968

Total		186,660

Transportation Infrastructure–0.6%
Abertis Infraestructuras SA	248	5,803

Associated British Ports
Holdings PLC	600	10,016
Autostrade SpA	520	14,599

BAA PLC	1,570	27,081

BBA Group PLC	850	4,152

Brisa-Auto Estradas de
Portugal SA	830	8,655
Cintra Concesiones de
Infraestructuras de Transporte SA	510	6,660
Kuehne & Nagel International AG	100	7,266

Macquarie Infrastructure Group	3,970	9,901

Societe Des Autoroutes
Paris-Rhin-Rhone	60	4,110
Transurban Group	1,510	7,789

Total		106,032

Water Utilities–0.1%
Kelda Group Plc	630	8,916

Severn Trent PLC	560	12,113

Total		21,029

Wireless Telecommunication Services–1.6%
Bouygues	270	13,870

Cosmote Mobile
Telecommunications SA	200	4,498
[1]Foxconn International
Holdings Ltd.	5,000	10,654
KDDI Corp	4	24,558

NTT DoCoMo, Inc.	27	39,614

Vodafone Group PLC	96,598	205,820

Total		299,014

Total Common Stocks–
(Identified Cost $17,153,878)		17,872,981

Preferred Stocks–0.2%
Automobiles–0.1%
Porsche AG	10	9,658

Volkswagen AG	130	6,562

Total		16,220

48	AARP PORTFOLIOS 2006 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2006

Portfolio of investments

	Shares	Value

Preferred Stocks (continued)
Electrical Equipment–0.0%
Schindler Holding AG	100	$5,180

Household Products–0.0%
Henkel KGaA	90	10,277

Multi-Utilities–0.0%
RWE AG	70	5,268

Real Estate–0.1%
[1]Meinl European Land Ltd.	571	11,623

Total Preferred Stocks–
(Identified Cost $42,479)		48,568

Rights–0.0%
Rights/Warrants–0.0%
1AXA SA	2,307	1,946

[1]Invensys PLC	5,600	419

[1]Linde AG	130	502

[1]National Bank of Greece	460	1,452

Total Rights–
(Identified Cost $0)		4,319

Mutual Funds–0.4%
AIM Prime Fund–
(At Net Asset Value)	60,430	60,430

	Par

U.S. Treasury–2.6%
[2]United States Treasury Bill,
4.725%, 09/07/2006 (At Amortized Cost)	$485,000	480,671

Total Investments–98.9%
(Identified Cost $17,737,458)		18,466,969

Other Assets & Liabilities–Net–1.1%		205,945

Total Net Assets–100.0%		$18,672,914

[1]	Non-income producing security
[2]	Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding long futures contracts.

At June 30, 2006, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$220,504	September 2006	$13,470

FTSE 100 Index	1	$103,117	September 2006	$4,573

Topix Index	1	$137,726	September 2006	$1,089

MSCI EAFE Index	1	$87,477	September 2006	$4,628

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The following acronym is used throughout this portfolio:

REIT–Real Estate Investment Trust

Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	57

Financial Statements

Statements of assets and liabilities

June 30, 2006
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (Identified cost of
$32,214,985, $25,712,039 and $17,737,458, respectively)	$31,645,670	$25,638,862	$18,466,969
Cash	26,875	–	–
Cash denominated in foreign currency (Identified cost of
$177,946)	–	–	177,758
Receivable for open foreign exchange contracts	–	–	5,751
Interest and dividend receivable	257,439	29,962	41,371
Receivable from advisor	35,899	66,720	39,857
Receivable for investments sold	198,542	–	5,468
Receivable for futures daily variation margin	–	1,380	13,821
Receivable for fund shares	–	6,291	3,853

Total assets	$32,164,425	$25,743,215	$18,754,848

Liabilities:
Payable for investments purchased	4,130,533	–	7,275
Payable for portfolio accounting fees (Note 6)	10,795	19,127	19,537
Payable for administrative services (Note 6)	787	717	515
Payable for audit fees	12,333	12,333	12,333
Payable for legal fees	32,773	32,773	32,773
Payable for printing fees	4,500	4,500	4,500
Payable for Trustees’ fees	2,483	2,483	2,500
Other accrued expenses	2,501	2,499	2,501

Total liabilities	4,196,705	74,432	81,934

Net assets	$27,967,720	$25,668,783	$18,672,914

Net assets consist of:
Paid-in capital	$28,645,510	$25,727,793	$17,879,871
Undistributed net investment income	1,756	8,075	42,508
Net unrealized appreciation (depreciation) of investments,
translation of assets and liabilities in foreign currency and
futures contracts	(569,315)	(61,294)	759,087
Accumulated net realized loss on investments, foreign
currency and futures contracts	(110,231)	(5,791)	(8,552)

Total net assets	$27,967,720	$25,668,783	$18,672,914

Shares outstanding	2,883,210	2,545,991	1,773,074

Net asset value per share	$9.70	$10.08	$10.53

SeeNotes to Financial Statements

58	AARP PORTFOLIOS 2006 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of operations

Six Months ended June 30, 2006[1]
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $16, and $29,900 respectively)	$–	$178,284	$313,498
Interest	512,863	15,293	49,764

Total investment income	512,863	193,577	363,262

Expenses:
Investment adviser fee (Note 6)	5,073	4,901	4,123
Administrative services (Note 6)	3,551	3,431	2,886
Trustees’ fees	20,233	20,233	20,250
Auditing fees	16,500	16,500	16,500
Legal fees	32,772	32,772	32,772
Portfolio accounting fees (Note 6)	25,039	62,910	64,491
Printing and postage	4,500	4,500	4,500
Insurance premiums	10,476	10,476	10,476
Miscellaneous	2,500	2,500	2,500

Total expenses	$120,644	$158,223	$158,498

Waivers and reimbursements (Note 6):
Reduction of expenses by investment adviser	(95,281)	(133,719)	(133,760)

Net expenses	25,363	24,504	24,738

Net investment income	487,500	169,073	338,524

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(108,543)	(5,791)	(8,779)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures
contracts	(569,315)	(61,294)	759,087

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(677,858)	(67,085)	750,308

Change in net assets resulting from operations	$(190,358)	$101,988	$1,088,832

[1] For the period from January 1, 2006 (commencement of operations) through June 30, 2006. See Notes to Financial Statements

Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	59

Statements of changes in net assets

Period ended June 30, 2006[1]
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Increase (decrease) in net assets
Operations:
Net investment income	$487,500	$169,073	$338,524
Net realized loss on investments and foreign currency
transactions	(108,543)	(5,791)	(8,779)
Net change in unrealized appreciation/depreciation of
investments, translation of assets and liabilities in foreign currency and futures
contracts	(569,315)	(61,294)	759,087

Change in net assets resulting from operations	(190,358)	101,988	1,088,832

Distributions to shareholders:
From net investment income	(487,432)	(160,998)	(295,789)

Share transactions (Note 3):
Proceeds from sale of shares	28,528,226	25,878,216	17,682,364
Net asset value of shares issued on reinvestment of dividends	487,432	160,998	295,789
Cost of shares redeemed	(370,148)	(311,421)	(98,282)

Change in net assets resulting from share transactions	28,645,510	25,727,793	17,879,871

Change in net assets	27,967,720	25,668,783	18,672,914

Net assets:
Beginning of period	$–	$–	$–

End of period	$27,967,720	$25,668,783	$18,672,914

Undistributed net investment income included
in net assets at end of period	$68	$8,075	$42,735

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements

60	AARP PORTFOLIOS 2006 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial Highlights

(For a share outstanding throughout the period)[1]
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	Int’l Stock Market Portfolio

Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	0.19	0.07	0.20
Net realized and unrealized gain (loss) on Investments, futures
contracts and foreign currency transactions	(0.30)	0.08	0.50

Total from investment operations	(0.11)	0.15	0.70

Less distributions:
Distributions from net investment income	(0.19)	(0.07)	(0.17)

Net asset value, end of period	$9.70	$10.08	$10.53

Total return[2]	(1.05)%	1.52%	7.10%

Ratios to Average Net Assets:

Net expenses	0.25%[3]	0.25%[3]	0.30%[3]

Net investment income (loss)	4.71%[3]	1.69%[3]	4.03%[3]

Expense waiver/reimbursement[4]	(0.92)%[3]	(1.34)%[3]	(1.59)%[3]

Supplemental data:

Net assets, end of period (000 omitted)	$27,968	$25,669	$18,673

Portfolio turnover	160%	1%	3%

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]  Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

[3]  Computed on an annualized basis.

[4]  This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes to Financial Statements

Notes to Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	61

Notes to Financial Statements

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $46.1 million at June 30, 2006) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and asked prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated

62	AARP PORTFOLIOS 2006 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to

Notes to Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	63

deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended June 30, 2006, the Portfolios had no realized gains or losses on future contracts.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive		In exchange for	Contracts at value	Unrealized appreciation

Contracts Purchased:
9/29/2006	34,000	AUD	24,945 USD	$25,208	$263
9/29/2006	62,000	GBP	113,575 USD	$114,864	$1,289
9/29/2006	12,889,000	JPY	112,752 USD	$114,021	$1,269
9/29/2006	39,000	CHF	31,679 USD	$32,159	$480
9/29/2006	119,000	EUR	150,535 USD	$152,985	$2,450

Net unrealized appreciation on foreign exchange contracts					$5,751

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the

64	AARP PORTFOLIOS 2006 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

Additional information on restricted securities, held at June 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
AmerisourceBergen Corp., 5.875%, 9/15/2015	1/26/2006	$10,102
Viacom, Inc., 5.750%, 4/30/2011	4/5/2006	$99,396

Notes to Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	65

USE OF MANAGEMENT ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

CUSTODIAN FEES

“Custodian fees and expenses” in the Statements of Operations may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios paid interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 1.00%. For the period ended June 30, 2006, The U.S. Bond Market Portfolio paid $544 in overdraft fees, The U.S. Stock Market Portfolio paid $3 in overdraft fees and The International Stock Market Portfolio paid $94 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly by the Portfolios. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

66	AARP PORTFOLIOS 2006 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Reclassifications have been made to the Portfolios’ components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and foreign currency losses. During the fiscal year ended June 30, 2006, the following amounts were reclassified:

	U.S. Bond Market Portfolio	International Stock Market Portfolio
Undistributed Net Investment Income	$1,688	($227)
Accumulated Net Realized Loss on Investments	(1,688)	227

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

U.S. Bond Market Portfolio
Period Ended June 30, 2006[1]
Shares sold	2,870,535
Dividends and/or distributions reinvested	50,105
Shares Redeemed	(37,430)
Net increase (decrease)	2,883,210

U.S. Stock Market Portfolio
Period Ended June 30, 2006[1]
Shares Sold	2,560,715
Dividends and/or distributions reinvested	16,124
Shares Redeemed	(30,848)
Net increase (decrease)	2,545,991

International Stock Market Portfolio
Period Ended June 30, 2006[1]
Shares sold	1,753,292
Dividends and/or distributions reinvested	29,011
Shares Redeemed	(9,229)
Net increase (decrease)	1,773,074

[1]	For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities other than short-term obligations, for the period ended June 30, 2006, were as follows:

Portfolio Name	Purchases	Sales
U.S. Bond Market Portfolio	$64,143,306	$35,771,625
U.S. Stock Market Portfolio	$14,673,113	$126,092
International Stock Market Portfolio	$17,696,231	$447,486

Notes to Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	67

5. Federal income tax information

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are attributable to the differing treatments for the deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and differing treatments for futures and foreign currency transactions. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by a Portfolio. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid during the fiscal year ended June 30, 2006, was as follows:

	Distributions paid from:
Portfolio Name	Ordinary income	Long-term capital gains	Total

U.S. Bond Market Portfolio	$487,432	$–	$487,432
U.S. Stock Market Portfolio	160,998	–	160,998
International Stock Market Portfolio	295,789	–	295,789

The table below represents distribution requirements the Portfolios must satisfy under the income tax regulations. In addition, the table represents losses the Portfolios may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year.

Portfolio Name	Undistributed net investment income	Post October Losses Deferred	Net unrealized appreciation (depreciation) based on cost of securities and other investments for federal income tax purposes

U.S. Bond Market Portfolio	$1,756	$94,354	$(585,192)
U.S. Stock Market Portfolio	$17,936	$–	$(76,946)
International Stock Market Portfolio	$62,326	$516	$731,233

68	AARP PORTFOLIOS 2006 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio Name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$32,230,862	$2,180	$(587,372)	$(585,192)
U.S. Stock Market Portfolio	25,715,808	1,021,655	(1,098,601)	(76,946)
International Stock Market Portfolio	17,765,312	1,137,607	(435,950)	701,657

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the period ended June 30, 2006, the effective management fee rates are as shown below:

Portfolio Name	Effective management fee percentage (prior to waiver/ reimbursement at AARP Funds level)	Effective management fee percentage (after waiver/ reimbursement at AARP Funds level)

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

For the six months ended June 30, 2006, AARP Financial contractually waived/reimbursed the following fees.

Portfolio Name	Management fee waiver	Reimbursement of other operating expenses

U.S. Bond Market Portfolio	$5,073	$90,208
U.S. Stock Market Portfolio	4,901	128,818
International Stock Market Portfolio	4,123	129,637

Notes to Financial Statements	AARP PORTFOLIOS 2006 ANNUAL REPORT	69

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial receives an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio will pay to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the period ended June 30, 2006, AARP Financial paid all transfer agency fees.

70	AARP PORTFOLIOS 2006 ANNUAL REPORT	Independent Auditors’ Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of AARP Portfolios:

We have audited the accompanying statements of assets and liabilities of U.S. Stock Market Portfolio, International Stock Market Portfolio and U.S. Bond Market Portfolio, each a series of the AARP Portfolios, including the portfolios of investments, as of June 30, 2006, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period from January 1, 2006 (commencement of operations) to June 30, 2006. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Stock Market Portfolio, International Stock Market Portfolio and U.S. Bond Market Portfolio, as of June 30, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the period from January 1, 2006 to June 30, 2006, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 23, 2006

AARP Funds–Supplemental Information	AARP PORTFOLIOS 2006 ANNUAL REPORT	71

AARP Portfolios—

Supplemental Information (unaudited)

2006 U.S. Tax Distribution Information to Shareholders

Corporate Dividends Received Deduction: For the fiscal year ended June 30, 2006, a percentage of dividends distributed by the Portfolios listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Portfolio	Qualifying Percentages
U.S. Bond Market Portfolio	0%
U.S. Stock Market Portfolio	90.67
International Stock Market Portfolio	0

Qualified Dividend Income: The amount of dividends distributed by the Portfolios during the fiscal year ended June 30, 2006 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts and corresponding percentage of dividends paid are as follows:

Portfolio	Percentage of Dividends Paid	Amounts
U.S. Bond Market Portfolio	0%	$0
U.S. Stock Market Portfolio	100	162,599
International Stock Market Portfolio	100	326,427

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the Portfolios relating to portfolios securities and information regarding how AARP Financial voted proxies related to portfolios securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at (800) 958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at (800) 958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year

72	AARP PORTFOLIOS 2006 ANNUAL REPORT	AARP Funds–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

(continued)

(commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

Board deliberations regarding the approval of the AARP Portfolios’ Investment Advisory Agreement and Investment Sub-Advisory Agreement

AARP Portfolios (“Trust”) has entered into an Investment Advisory Agreement (“Advisory Agreement”) with AARP Financial Incorporated (“AARP Financial”). The Trust and AARP Financial have entered into an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, “Agreements”) with SSgA Funds Management Inc. (“SSgA FM”).

The Board of Trustees of the Trust, including the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of that term as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved each of the Agreements for an initial term of two years for each of the Portfolios at an “in person” meeting held on October 14, 2005.

In determining to approve the Agreements, the Trustees reviewed and evaluated all information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. Among other information, the Board reviewed: (i) the responses of each of AARP Financial and SSgA FM to requests for information made by counsel to the Independent Trustees and (ii) information regarding the proposed investment advisory and other fees and estimated total expenses of each of the Portfolios as compared to generally similar funds. The Board’s decision to approve the Agreements was based on a comprehensive consideration of all of the information provided to the Board in connection with the contract approval process and otherwise, and was not based on any single factor. Each member of the Board may have weighed certain factors differently. Some of the more significant considerations of the Board are summarized below.

The nature, extent and quality of the services proposed to be provided by AARP Financial and SSgA FM

In evaluating the nature, extent and quality of AARP Financial’s and SSgA FM’s proposed services, the Trustees considered the types of services to be provided under the Agreements and the capabilities,

personnel and other resources of AARP Financial and SSgA FM. They noted that AARP Financial would be responsible for managing the investment activities of the Portfolios, including providing the overall investment program of the Portfolios and overseeing SSgA FM. They noted that SSgA FM would be responsible for the investment of the Portfolios’ assets in index strategies. In considering the services to be rendered, the Trustees reviewed the organizational structure and the responsibilities of AARP Financial and SSgA FM, as well as the qualifications of key personnel. The Board considered that AARP Financial was newly created and had no prior investment advisory experience. With respect to SSgA FM, the Trustees reviewed, among other things, information regarding SSgA FM’s approach to making investment decisions, trading and brokerage practices, organization and management, and the experience of SSgA FM’s personnel who would be providing advisory services to the Portfolios. The Board noted, in particular, the team created by AARP Financial to provide investment management services to the Portfolios and the scale and depth of SSgA FM’s capabilities in managing similar indexing strategies.

In addition to investment management and advisory services, the Board considered the quality of the administrative and other non-advisory services proposed to be provided by AARP Financial, SSgA FM or their affiliates, including administration services proposed to be provided by AARP Financial and the custody, sub-administration, accounting and transfer agency services proposed to be provided to the Trust by State Street Bank and Trust Company (“State Street”), an affiliate of SSgA FM.

In evaluating the services, the Trustees also considered AARP Financial’s and SSgA FM’s compliance programs and AARP Financial’s anticipated capability to monitor and assess SSgA FM’s performance and compliance program. Based on their review, the Trustees concluded that, overall, the nature, extent and quality of proposed investment management and sub-advisory services to be provided to the Trust and to each of the Portfolios under the Agreements supported approval of the Agreements.

Investment performance

The Board noted that the Portfolios have not commenced operations and so had no investment or performance history. The Board also noted that AARP Financial was a newly created investment adviser with no clients and, therefore, no investment performance with respect to other investment advisory clients. Finally, the Board considered

AARP Funds–Supplemental Information	AARP PORTFOLIOS 2006 ANNUAL REPORT	73

74	AARP PORTFOLIOS 2006 ANNUAL REPORT	AARP Funds–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

(continued)

representations by AARP Financial and SSgA FM as to SSgA FM’s prior experience with index strategies similar to those of the Portfolios. The Board concluded that AARP Financial’s lack of any prior investment performance did not preclude approval of the Advisory Agreement, given the other factors and considerations, and that SSgA FM’s prior experience in managing similar indexing strategies supported approval of the Sub-Advisory Agreement.

The costs of services to be provided and profits to be realized by AARP Financial and SSgA FM from their relationship with the Portfolios.

In evaluating the investment management and sub-advisory fees and expenses, the Trustees considered the proposed investment management and sub-advisory fee arrangements with respect to each of the Portfolios and each Portfolio’s expected expense ratios, keeping in mind that the Portfolios are intended to serve as the underlying funds for the series of AARP Funds (“Funds”) in a funds-of-funds structure. In light of this fact, the Board considered the investment advisory fees of the Portfolios in combination with those of the series of the Funds, since the Board recognized that the shareholders of the Funds ultimately would bear the costs of both levels of investment advisory fees. The Board also noted the relative difficulty of evaluating investment advisory fees in the context of funds-of-funds, given the two-tiered nature of the advisory fees.

The Board considered the fees in absolute terms, as well as compared with the fees and expenses both of (1) peer groups of funds with similar investment objectives compiled by an independent third party and (2) a list of funds compiled by AARP Financial that AARP Financial considered to be generally similar to the Funds, some of which were directly managed and had investment advisory fees that more easily could be compared to the combined advisory fees of the Funds and Portfolios. The Board considered that AARP Financial proposed to pay the proposed investment sub-advisory fees to SSgA FM out of its investment management fees.

The Trustees observed that, by virtue of a proposed Fee Waiver and Expense Reimbursement Agreement, AARP Financial proposed to limit the net total annual operating expenses of each of the Funds to 0.50% annually of average daily net assets, including in each case the expenses of the underlying Portfolios in which the Fund would invest. The Board also considered the proposed voluntary cap by AARP Financial of the net total annual operating expenses of the U.S. Stock Market Portfolio, the International Stock Market Portfolio and the U.S. Bond Market

AARP Funds–Supplemental Information	AARP PORTFOLIOS 2006 ANNUAL REPORT	75

Portfolio to 0.25%, 0.30% and 0.25% annually of average daily net assets, respectively. In light of these arrangements, the Board noted that the Portfolios’, as well as the Portfolios’ and Funds’ combined, total expense ratios would be lower than the average total expense ratios of the peer groups selected by the independent third party and the directly managed funds provided for comparison by AARP Financial. The Trustees also observed the Portfolios’ advisory fees as compared to the peer groups selected by the independent third party and the directly managed funds provided for comparison by AARP Financial and determined that the advisory fees to be paid by the Portfolios, as well as by the Portfolios and Funds combined, compared favorably with the information on fees provided.

The Trustees observed that AARP Financial had no other advisory clients and therefore had no other information available on advisory fees it would charge to comparable clients. The Trustees reviewed certain comparative information on fees provided by SSgA FM. The Trustees also noted the other fees that AARP Financial and affiliates of SSgA FM were proposed to receive for providing other, non-advisory services proposed to be provided to the Portfolios.

Based on these factors and considerations, the Board concluded that the proposed investment management and investment sub-advisory fees seemed reasonable and appropriate in light of the nature of the Portfolios and services proposed to be provided.

The Trustees noted that, with respect to projected profitability under the Agreements, during the initial two year terms of the Agreements: (1) AARP Financial did not expect to make a profit under the Advisory Agreement (nor did AARP Financial and its affiliates expect to make a profit on the relationship with the Trust as a whole, including with respect to the receipt of administration fees); and (2) SSgA FM had explained that it had been unable to present for Board consideration projected profitability information given that there was no existing relationship upon which to base assumptions. The Trustees also noted AARP Financial’s representation that it was committed to sharing economies of scale with the Portfolios by lowering fees as the Portfolios grow in size.

The Trustees noted the other, indirect benefits that may accrue to AARP Financial and SSgA FM and their affiliates as a result of their proposed relationships with the Portfolios. The Trustees determined that the potential benefits were not inappropriate in the context of the overall investment advisory arrangements and fees proposed.

76	AARP PORTFOLIOS 2006 ANNUAL REPORT	AARP Funds–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

(continued)

The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale

The Trustees noted that the investment advisory fee schedules proposed for the Portfolios do not currently contain breakpoints that reduce the fee rate paid by the Portfolios on assets above specified levels, and that the proposed investment sub-advisory fee schedule includes breakpoints designed to pass on economies of scale. The Trustees also noted AARP Financial’s representation that, although the currently-proposed investment advisory fees do not reflect breakpoints, AARP Financial will be proactive in passing on the benefits of economies of scale to the Portfolios both with respect to its investment management services and more generally with respect to all services provided to the Portfolios by or under the supervision of AARP Financial. The Board concluded that AARP Financial’s willingness to commit to passing on the benefits of economies of scale supported approval of the Agreements.

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2006 ANNUAL REPORT	77

About the Portfolios’ Board of Trustees and Officers (unaudited)

The trustees of the AARP Portfolios oversee the operation and management of AARP Portfolios.

A number of AARP Portfolios board members are not “interested persons” of AARP Portfolios under the Investment Company Act of 1940. Put simply, this means that they do not have material affiliations with AARP Portfolios, AARP Financial or SSgA FM.

Our independent board members bring distinguished backgrounds in business, academia and public service to their task of working with AARP Portfolios officers to establish policies and oversee the activities of the Portfolios.

The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is AARP Portfolios, P.O. Box 909, Tewksbury, MA 01876-0909.

Independent trustees

PETER C. CLAPMAN c/o AARP Portfolios Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 70 Chairman of the Board and Trustee since 2005

Consultant, governance advisory services (July 2005–present)

Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005–present)

Executive Director, Pace Law School (director education) (April 2005–present)

Senior Vice President and Chief Counsel

TIAA-CREF (financial services, pension and investment products) (1972–July 2005).

Other trusteeships held:

Director, National Association of Corporate Trustees (non-profit private director education) (January 2005–present)

RICHARD M. REILLY c/o AARP Portfolios Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 68 Trustee since 2006

Self-Employed Consultant (November 2002–present)

Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001–November 2002)

President, Allmerica Financial Services (investments/insurance) (1995–November 2001).

Other trusteeships held:

Trustee, Allmerica Investment Trust (investment company) (1990–November 2002)

Trustee, Allmerica Securities Trust (1990–November 2002)

78	AARP PORTFOLIOS 2006 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees and Officers (continued)

ELLEN B. SAFIR, CFA c/o AARP Portfolios Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 61 Trustee since 2006

Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002–present)

Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986–2002)

LYNN E. TURNER c/o AARP Portfolios Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 54 Trustee since 2005

Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003–present)

Managing Director/Senior Advisor, Kroll Inc. (forensic accounting)
(July 2003–present)

Professor, Colorado State University (August 2001–June 2003)

Chief Accountant, Securities and Exchange Commission (July 1998–August 2001)

Interested trustee
DAWN M. SWEENEY 650 F Street, N.W. Washington, DC 20004 Age: 46 Trustee since 2005

President, AARP Services, Inc. (August 2002–present)

Associate Executive Director, Membership, AARP (December 1999–August 2002)

Ms. Sweeney is considered an interested trustee due to her positions as director of AARP Financial and President of AARP Services, Inc., the parent of AARP Financial.

Officers
LARRY C. RENFRO c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 52 President

President, AARP Financial (October 2005–present)

Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004–August 2005)

Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance documents) (September 1998–October 2004)

RICHARD M. HISEY, CFA c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 47 Treasurer

Chief Investment Officer, AARP Financial (April 2006–present)

Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005–2006)

Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002–2005)

Senior Vice President, The Bank of New York (2000–2002)

various positions, Lexington Global Asset Managers, Inc. (1986–2000)

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2006 ANNUAL REPORT	79

About the Portfolios’ Board of Trustees and Officers (continued)

LEILANI SANDERS HALL, CFA 650 F Street, N.W. Washington, DC 20004 Age: 54 Vice President and Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2005–present)

Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003–September 2005)

Self-Employed Consultant (January 2002–October 2003)

Senior Vice President, The Pioneer Group, Inc. (investment management)
(March 1995–January 2002)

NANCY M. SMITH 650 F Street, N.W. Washington, DC 20004 Age: 50 Secretary

Vice President, Investment Services, AARP Financial (October 2005–present)

Vice President, Investment Services, AARP Services, Inc.
(August 2005–October 2005)

Self-Employed Consultant (February 2002–July 2005)

Vice President Web Content, FOLIOfn (financial services, broker-dealer)
(October 1999–February 2002)

JULIE TEDESCO State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 48 Assistant Secretary	Vice President and Senior Counsel of State Street Bank and Trust Company (2000–present) Counsel of First Data Investor Services Group, Inc., (1994–2000)
THRESA DEWAR State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 51 Assistant Treasurer	Vice President—Portfolio Administration of State Street Bank and Trust Company (1997–present)

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2006 AARP Portfolios

Item 2: Code of Ethics.

(a)	AARP Portfolios (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and senior financial officers, including the principal financial officer, controller or principal accounting officer, or persons performing similar functions, regardless of whether these persons are employed by the Registrant or a third party.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics since its adoption during the reporting period for Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3: Audit Committee Financial Expert.

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

	(2)	For the reporting period, the name of the audit committee financial expert was Lynn Turner. Mr. Turner was deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006 were $49,500.

(b)	Audit-Related Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006 for assurance and related services rendered by the independent registered public accounting firm to the registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(c)	Tax Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006 for tax compliance, tax advice, tax planning and tax return preparation for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006.

During the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)	All Other Fees – There were no fees billed for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006, for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.

During the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(e)(1) Pre-Approval Policies and Procedures

It is the general policy of the Audit Committee not to approve non-audit services. In considering whether to approve non-audit services, the Audit Committee will consider the following:

(a)	whether the service is being performed principally for the Audit Committee;

(b)	the effects of the service, if any, on audit effectiveness or on the quality and timeliness of the Funds financial reporting process;

(c)	whether the service would be performed by specialists (e.g., technology specialists) who ordinarily also provide recurring audit support;

(d)	whether the service would be performed by audit personnel and, if so, whether it will enhance their knowledge of the Funds business and operations;

(e)	whether the role of those performing the service would be inconsistent with the Auditor’s role (e.g., a role where neutrality, impartiality and auditor skepticism are likely to be subverted);

(f)	whether the audit firm’s personnel would be assuming a management role or creating a mutuality of interest with management;

(g)	whether the auditors, in effect, would be auditing their own numbers;

(h)	whether the project must be started and completed very quickly and therefore is not a longer term relationship;

(i)	whether the audit firm has unique service expertise in the service that cannot be obtained from another service provider; and

(j)	the size of the fee(s) for the non-audit service(s).

(e)(2) Percentage of Services.

Not applicable

(f)	No disclosures are required by this Item 4(f).

(g)	The independent registered public accounting firm did not bill the Registrant for any other non-audit services for the fiscal period from the commencement of operations on January 1, 2006 to June 30, 2006 for the Registrant other than as disclosed above.

(h)	No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures since their adoption during the reporting period for Form N-CSR.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Portfolios

Date: August 23, 2006

By:	/s/ Richard M. Hisey
Richard M. Hisey
Treasurer (principal financial officer) of AARP Portfolios

Date: August 23, 2006